UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30*
Date of reporting period:
April 30, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Fund
Class A-MFBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.37%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.37%	0.39%	2.35%
A with initial sales charge (4.25%)	2.81%	(0.47)%	1.91%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBA-ANN

MFS® Corporate Bond Fund
Class B-MFBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$156	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.58%	(0.35)%	1.60%
B with CDSC (declining over six years from 4% to 0%)×	2.58%	(0.68)%	1.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBB-ANN

MFS® Corporate Bond Fund
Class C-MFBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$156	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.58%	(0.36)%	1.59%
C with CDSC (1% for 12 months)×	5.58%	(0.36)%	1.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBC-ANN

MFS® Corporate Bond Fund
Class I-MBDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.64%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.64%	0.63%	2.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBI-ANN

MFS® Corporate Bond Fund
Class R1-MFBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$156	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.58%	(0.36)%	1.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR1-ANN

MFS® Corporate Bond Fund
Class R2-MBRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.19%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.19%	0.16%	2.11%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR2-ANN

MFS® Corporate Bond Fund
Class R3-MFBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.46%	0.41%	2.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR3-ANN

MFS® Corporate Bond Fund
Class R4-MFBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.72%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.72%	0.65%	2.62%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR4-ANN

MFS® Corporate Bond Fund
Class R6-MFBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.74%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.74%	0.72%	2.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFBR6-ANN

MFS® Limited Maturity Fund
Class A-MQLFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.21%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.21%	2.61%	2.08%
A with initial sales charge (2.50%)	4.53%	2.09%	1.82%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less. Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLA-ANN

MFS® Limited Maturity Fund
Class B-MQLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$136	1.32%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.42%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.42%	1.84%	1.33%
B with CDSC (declining over six years from 4% to 0%)×	2.42%	1.47%	1.33%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLB-ANN

MFS® Limited Maturity Fund
Class C-MQLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$146	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.31%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.31%	1.74%	1.23%
C with CDSC (1% for 12 months)×	5.31%	1.74%	1.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLC-ANN

MFS® Limited Maturity Fund
Class I-MQLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$44	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.20%	2.72%	2.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLI-ANN

MFS® Limited Maturity Fund
Class R1-MQLGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$146	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.32%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.32%	1.71%	1.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR1-ANN

MFS® Limited Maturity Fund
Class R2-MLMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$85	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.76%	2.35%	1.82%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR2-ANN

MFS® Limited Maturity Fund
Class R3-MQLHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$69	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.92%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.92%	2.47%	1.98%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR3-ANN

MFS® Limited Maturity Fund
Class R4-MQLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$44	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.36%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.36%	2.77%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR4-ANN

MFS® Limited Maturity Fund
Class R6-MQLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.46%	2.83%	2.32%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MQLR6-ANN

MFS® Municipal Limited
Maturity Fund
Class A-MTLFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.52%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.52%	1.68%	1.72%
A with initial sales charge (2.50%)	0.94%	1.16%	1.46%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLA-ANN

MFS® Municipal Limited
Maturity Fund
Class B-MTLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$135	1.33%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 2.89%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.89%	0.95%	0.98%
B with CDSC (declining over six years from 4% to 0%)×	(1.11)%	0.57%	0.98%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLB-ANN

MFS® Municipal Limited
Maturity Fund
Class C-MTLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$145	1.43%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 2.79%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.79%	0.85%	0.87%
C with CDSC (1% for 12 months)×	1.79%	0.85%	0.87%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLC-ANN

MFS® Municipal Limited
Maturity Fund
Class I-MTLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$44	0.43%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.81%	1.85%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLI-ANN

MFS® Municipal Limited
Maturity Fund
Class R6-MTLRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.75%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.75%	1.90%	1.82%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	1.67%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.45%
*	For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTLR6-ANN

MFS® Total Return
Bond Fund
Class A-MRBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.14%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.14%	0.52%	1.80%
A with initial sales charge (4.25%)	3.55%	(0.35)%	1.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFA-ANN

MFS® Total Return
Bond Fund
Class B-MRBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$140	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.33%	(0.23)%	1.05%
B with CDSC (declining over six years from 4% to 0%)×	3.33%	(0.58)%	1.05%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFB-ANN

MFS® Total Return
Bond Fund
Class C-MRBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$150	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.23%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.23%	(0.35)%	0.94%
C with CDSC (1% for 12 months)×	6.23%	(0.35)%	0.94%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFC-ANN

MFS® Total Return
Bond Fund
Class I-MRBIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$47	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.30%	0.65%	1.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFI-ANN

MFS® Total Return
Bond Fund
Class R1-MRBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$150	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.23%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.23%	(0.33)%	0.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR1-ANN

MFS® Total Return
Bond Fund
Class R2-MRRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$99	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.77%	0.16%	1.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR2-ANN

MFS® Total Return
Bond Fund
Class R3-MRBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$73	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.04%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.04%	0.41%	1.71%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR3-ANN

MFS® Total Return
Bond Fund
Class R4-MRBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$47	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.30%	0.65%	1.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR4-ANN

MFS® Total Return
Bond Fund
Class R6-MRBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.41%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.41%	0.75%	2.06%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RBFR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2025 and 2024, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Corporate Bond Fund	71,432	68,800
MFS Limited Maturity Fund	68,204	65,648
MFS Municipal Limited Maturity Fund	60,294	58,167
MFS Total Return Bond Fund	80,300	82,847
Total	280,230	275,462

For the fiscal years ended April 30, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Corporate Bond Fund	0	0	0	0	0	0
To MFS Limited Maturity Fund	0	0	0	0	0	0
To MFS Municipal Limited	0	0	0	0	0	0
Maturity Fund
To MFS Total Return Bond Fund	0	0	0	0	0	0
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS Corporate Bond Fund*
To MFS and MFS Related Entities	0	0	0	0	452,513	0
of MFS Limited Maturity Fund*
To MFS and MFS Related Entities of	0	0	0	0	452,513	0
MFS Municipal Limited Maturity Fund*
To MFS and MFS Related Entities	0	0	0	0	452,513	0
of MFS Total Return Bond Fund*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2025		2024
To MFS Corporate Bond Fund, MFS and MFS Related				470,440		0
Entities#
To MFS Limited Maturity Fund, MFS and MFS				470,440		0
Related Entities#
To MFS Municipal Limited Maturity Fund, MFS and				470,440		0
MFS Related Entities#
To MFS Total Return Bond Fund, MFS and MFS				470,440		0
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Corporate Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Fund
Portfolio of Investments − 4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.1%
Aerospace & Defense – 2.1%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$ 8,550,453
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,443,751
Boeing Co., 6.388%, 5/01/2031	6,580,000	7,021,299
Boeing Co., 5.805%, 5/01/2050	33,463,000	31,365,302
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,499,830
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,682,501
TransDigm, Inc., 6.875%, 12/15/2030 (n)	15,962,000	16,446,495
		$93,009,631
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)	$110,834,657	$ 4,449,679
ACREC 2021-FL1 Ltd., “A”, FLR, 5.584% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	7,822,044	7,797,498
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	11,797,811	11,795,023
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.136% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,839,218
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	1,329,806	1,331,145
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	163,676	318,798
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	194,394,633	10,566,476
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	9,415,891	9,433,097
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)	5,091,611	5,162,497
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	4,848,307	4,878,114
KREF 2018-FT1 Ltd., “A”, FLR, 5.513% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	4,038,978	4,018,056
KREF 2018-FT1 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,004,145
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	787,658	788,280
MF1 2024-FL5 Ltd., “A”, FLR, 6.008% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,357,996
MF1 2022-FL8 Ltd., “A”, FLR, 5.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	10,596,397	10,546,192
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	4,945,378	4,915,918
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,512,894	3,524,715
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,726,357	2,723,707
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	4,449,084	4,478,143
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	90,641	90,719
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,707,094	4,746,349
		$119,765,765
Automotive – 1.3%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$ 7,198,515
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,345,233
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,827,544
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	9,607,000	9,432,178
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	10,811,499
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	7,976,000	6,517,404
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,469,317
		$60,601,690
Broadcasting – 1.3%
Walt Disney Co., 3.5%, 5/13/2040	$25,879,000	$ 20,968,535
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	1,979,129
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,195,956
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	10,210,000	8,742,624
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	11,650,000	10,771,780
MFBFS-ANN
1

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$10,874,000	$ 9,999,476
		$59,657,500
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$4,453,000	$ 4,618,010
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	12,497,000	13,278,603
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	13,979,000	13,739,675
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,908,044
LPL Holdings, Inc., 6.75%, 11/17/2028	3,337,000	3,547,219
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,058,846
LPL Holdings, Inc., 5.65%, 3/15/2035	15,643,000	15,468,400
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,394,705
		$86,013,502
Building – 1.0%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$14,236,000	$ 13,776,761
Holcim Finance US LLC, 4.95%, 4/07/2030 (n)	6,212,000	6,276,485
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)	4,442,000	4,439,773
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,674,183
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	8,740,093
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,583,269
		$45,490,564
Business Services – 1.9%
Accenture Capital, Inc., 4.25%, 10/04/2031	$9,441,000	$ 9,340,022
Accenture Capital, Inc., 4.5%, 10/04/2034	6,291,000	6,063,465
Fiserv, Inc., 2.25%, 6/01/2027	11,840,000	11,330,805
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	10,713,877
Mastercard, Inc., 4.35%, 1/15/2032	15,972,000	15,808,614
Mastercard, Inc., 4.55%, 1/15/2035	11,064,000	10,807,413
Paychex, Inc., 5.1%, 4/15/2030	5,597,000	5,680,729
Paychex, Inc., 5.35%, 4/15/2032	9,179,000	9,323,824
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,435,928
		$86,504,677
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$23,716,000	$ 24,559,854
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	14,026,000	11,379,770
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,358,535
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,934,000	18,863,355
Videotron Ltd., 5.7%, 1/15/2035 (n)	12,004,000	11,941,963
		$75,103,477
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$18,888,000	$ 18,094,725
Computer Software – 0.7%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$ 7,889,763
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,376,269
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,929,597
Oracle Corp., 5.55%, 2/06/2053	12,451,000	11,403,733
		$31,599,362
2

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$ 4,147,033
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$5,067,000	$ 5,018,404
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,818,738
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,347,760
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,349,663
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,598,215
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,869,073
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,552,537
		$67,554,390
Consumer Products – 1.4%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$ 10,983,299
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	13,979,000	13,447,091
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,156,520
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,568,760
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	8,478,058
Mattel, Inc., 3.75%, 4/01/2029 (n)	15,859,000	14,934,184
		$62,567,912
Consumer Services – 0.5%
CBRE Group, Inc., 5.95%, 8/15/2034	$17,676,000	$ 18,258,815
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,009,329
		$24,268,144
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$17,464,000	$ 17,556,856
Electronics – 0.9%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$ 8,979,424
Intel Corp., 5.7%, 2/10/2053	12,034,000	10,718,822
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	6,979,918
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,214,834
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	8,618,398
		$38,511,396
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$ 6,745,085
Emerging Market Sovereign – 0.4%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$13,484,000	$ 13,692,274
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,244,513
		$17,936,787
Energy - Independent – 1.9%
Diamondback Energy, Inc., 5.75%, 4/18/2054	$11,900,000	$ 10,633,272
EQT Corp., 4.5%, 1/15/2029 (n)	8,793,000	8,529,168
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	7,969,577
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,060,000	12,821,733
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	5,042,000	5,075,731
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,551,606
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,677,390
3

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	$18,737,000	$ 19,745,856
		$86,004,333
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$828,000	$ 718,276
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,514,696
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	6,518,160
		$11,751,132
Entertainment – 0.9%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$ 17,806,093
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,648,504
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	5,052,000	5,065,907
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	12,829,000	12,944,076
		$42,464,580
Financial Institutions – 1.7%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$ 4,806,372
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,736,302
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,820,618
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,493,190
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,900,471
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,203,061
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,815,949
SLM Corp., 6.5%, 1/31/2030	8,625,000	8,903,458
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	23,119,000	23,408,981
		$79,088,402
Food & Beverages – 5.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$ 4,224,171
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	14,416,999
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	20,892,080
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	15,496,000	15,030,188
Constellation Brands, Inc., 4.1%, 2/15/2048	12,844,000	9,759,848
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,229,692
Diageo Capital PLC, 5.625%, 10/05/2033	6,595,000	6,852,087
Flowers Foods, Inc., 5.75%, 3/15/2035	15,526,000	15,664,913
Flowers Foods, Inc., 6.2%, 3/15/2055	8,950,000	8,908,666
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	1,368,000	1,389,045
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	11,698,607
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	8,055,000	7,287,722
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	11,976,000	12,329,484
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,066,428
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	11,733,286
Mars, Inc., 4.55%, 4/20/2028 (n)	9,306,000	9,398,625
Mars, Inc., 5%, 3/01/2032 (n)	19,768,000	19,926,411
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,451,490
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	8,063,177
Mars, Inc., 5.7%, 5/01/2055 (n)	13,975,000	13,774,629
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,322,228
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	9,679,496
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	5,281,000	4,789,993
4

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	$3,134,000	$ 3,154,935
		$235,044,200
Gaming & Lodging – 1.9%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$ 15,228,445
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	7,743,000	7,739,022
Las Vegas Sands Corp., 5.9%, 6/01/2027	7,130,000	7,221,962
Las Vegas Sands Corp., 6.2%, 8/15/2034	11,021,000	10,799,282
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,233,721
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	5,546,000	5,350,593
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	13,685,650
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,970,706
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,375,718
		$86,605,099
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$15,101,000	$ 15,005,160
Insurance – 1.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$ 20,379,931
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,208,871
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	8,970,000	9,069,495
Lincoln National Corp., 5.852%, 3/15/2034	13,260,000	13,493,631
MetLife, Inc., 5.3%, 12/15/2034	15,082,000	15,321,395
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	18,273,984
		$78,747,307
Insurance - Health – 1.8%
Elevance Health, Inc., 5.375%, 6/15/2034	$4,560,000	$ 4,618,087
Elevance Health, Inc., 5.65%, 6/15/2054	15,203,000	14,503,177
Humana, Inc., 5.55%, 5/01/2035	9,053,000	8,982,896
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,604,261
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,743,647
UnitedHealth Group, Inc., 4.625%, 7/15/2035	4,745,000	4,574,869
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,960,000	11,602,114
UnitedHealth Group, Inc., 5.875%, 2/15/2053	19,945,000	19,841,465
		$79,470,516
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$7,004,000	$ 7,054,429
American International Group, Inc., 5.125%, 3/27/2033	16,737,000	16,720,245
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,602,428
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,804,787
Brown & Brown, Inc., 5.65%, 6/11/2034	2,840,000	2,872,024
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,216,406
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,848,594
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,212,681
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	21,665,000	21,903,375
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	12,177,000	11,591,371
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	4,401,000	4,508,802
		$119,335,142
5

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$ 16,760,772
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	16,065,000	14,005,315
		$30,766,087
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$ 25,178,448
Machinery & Tools – 1.3%
AGCO Corp., 5.8%, 3/21/2034	$7,879,000	$ 7,826,434
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,202,132
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,778,700
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	3,902,000	3,947,116
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,531,163
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,984,000	11,288,694
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,227,961
		$58,802,200
Major Banks – 16.1%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$ 25,522,822
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	9,904,000	10,315,880
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	7,106,737
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	8,451,000	8,805,247
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	9,737,000	9,530,211
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	11,609,063
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)	10,468,000	10,585,834
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	14,247,874
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,757,525
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,470,503
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	23,442,407
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,773,540
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	6,859,000	6,792,166
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	12,009,811
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	14,914,273
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	14,155,000	14,785,429
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,402,968
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	14,169,000	13,729,258
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	11,995,000	12,090,648
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	18,847,191
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,231,131
HSBC Holdings PLC, 5.45% to 3/03/2035, FLR (SOFR - 1 day + 1.56%) to 3/03/2036	8,020,000	7,969,548
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	26,132,384
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,357,363
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,644,109
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,874,482
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	32,484,128
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,452,387
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	6,662,000	6,506,647
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,618,905
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	4,901,000	4,990,889
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	16,858,155
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,908,073
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,199,706
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	22,090,725
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	11,137,000	11,254,147
6

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	$21,704,000	$ 18,909,048
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,391,228
NatWest Group PLC, 5.583%, 3/01/2028	8,696,000	8,843,313
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	5,914,000	6,107,618
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,144,519
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,828,616
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	8,854,125
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	10,145,000	10,268,688
Regions Financial Corp., 5.502%, 9/06/2035	10,303,000	10,089,302
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	24,371,773
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,783,627
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,698,592
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	17,144,248
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	33,264,182
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	22,649,000	19,395,233
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	18,525,873
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,824,269
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	10,754,000	11,063,908
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,255,994
		$731,076,322
Medical & Health Technology & Services – 1.6%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$12,203,000	$ 10,987,006
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	4,967,295
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,871,984
HCA, Inc., 5.45%, 9/15/2034	17,868,000	17,729,475
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,296,016
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,822,858
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	4,947,390
		$72,622,024
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$ 9,806,280
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,193,362
		$24,999,642
Metals & Mining – 1.6%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$4,570,000	$ 4,066,581
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	16,254,368
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,472,415
Novelis, Inc., 4.75%, 1/30/2030 (n)	19,774,000	18,387,570
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	11,216,000	11,386,083
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	7,260,000	7,308,979
Vale Overseas Ltd., 6.4%, 6/28/2054	6,666,000	6,438,270
		$72,314,266
Midstream – 4.4%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$ 3,417,490
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,440,546
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	8,792,688
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	17,179,272
Enbridge, Inc., 5.95%, 4/05/2054	9,370,000	8,999,633
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,229,455
7

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 5.95%, 5/15/2054	$7,124,000	$ 6,476,484
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	11,586,000	11,417,521
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	13,258,037	12,771,219
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	15,000,106
Plains All American Pipeline LP, 5.95%, 6/15/2035	10,914,000	10,921,353
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,003,810
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	14,651,340
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,252,350
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	3,106,000	2,932,113
Targa Resources Corp., 4.2%, 2/01/2033	7,413,000	6,769,603
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	16,725,035
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,750,652
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,379,204
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	12,365,000	11,108,137
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,694,000	9,191,866
		$198,409,877
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$ 8,404,352
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,358,413
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,495,000	9,850,930
		$27,613,695
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$18,170,000	$ 18,711,396
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$ 8,472,370
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,496,773
		$21,969,143
Oils – 0.8%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$24,486,000	$ 23,943,537
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	18,342,031	14,178,390
		$38,121,927
Other Banks & Diversified Financials – 3.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$ 26,233,495
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,142,000	6,264,283
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	11,381,347
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,197,895
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	8,464,000	8,728,105
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,343,553
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	11,906,000	13,424,518
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,510,585
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,169,127
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,717,772
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,258,026
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,437,934
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	4,640,000	4,664,732
		$149,331,372
8

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.7%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$ 14,446,106
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,392,502
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	7,453,000	7,306,079
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	4,595,000	4,426,839
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	6,078,816
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	4,852,822
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,241,556
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,581,706
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,283,208
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	8,859,000	9,360,602
		$77,970,236
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$ 6,707,234
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,469,853
		$11,177,087
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$ 13,631,892
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	13,609,000	14,005,105
		$27,636,997
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$ 14,713,689
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	8,811,597
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	13,897,733
		$37,423,019
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$19,234,000	$ 18,739,450
Real Estate - Office – 1.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$ 11,597,351
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,452,900
Corporate Office Property LP, REIT, 2%, 1/15/2029	15,034,000	13,454,937
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	17,594,000	15,243,154
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	10,580,000	10,586,810
		$60,335,152
Real Estate - Other – 1.4%
EPR Properties, REIT, 3.6%, 11/15/2031	$21,022,000	$ 18,584,992
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,265,000	13,616,912
Prologis LP, REIT, 5.125%, 1/15/2034	17,925,000	17,928,335
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,892,584
		$63,022,823
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$ 13,413,354
STORE Capital Corp., REIT, 4.625%, 3/15/2029	3,986,000	3,885,065
STORE Capital Corp., REIT, 2.75%, 11/18/2030	3,448,000	3,027,009
STORE Capital Corp., REIT, 2.7%, 12/01/2031	23,100,000	19,553,914
		$39,879,342
9

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$16,792,000	$ 11,725,115
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,499,909
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,446,064
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,332,577
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,856,086
Parkland Corp., 6.625%, 8/15/2032 (n)	20,048,000	19,955,661
		$61,815,412
Specialty Chemicals – 0.9%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$ 8,103,613
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,693,438
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	4,235,558
International Flavors & Fragrances, Inc., 5%, 9/26/2048	20,902,000	17,389,710
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	10,211,000	6,573,541
		$39,995,860
Specialty Stores – 0.3%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$17,191,000	$ 11,778,874
Supermarkets – 0.4%
Kroger Co., 5%, 9/15/2034	$7,927,000	$ 7,769,409
Kroger Co., 5.5%, 9/15/2054	12,325,000	11,528,921
		$19,298,330
Telecommunications - Wireless – 2.4%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$ 11,993,162
American Tower Corp., 5.45%, 2/15/2034	11,654,000	11,838,084
American Tower Corp., 3.7%, 10/15/2049	6,005,000	4,273,365
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	18,925,000	14,554,023
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,723,459
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,666,653
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,186,272
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,434,358
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,401,000	8,346,875
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	12,850,386
Vodafone Group PLC, 5.625%, 2/10/2053	19,986,000	18,537,767
		$109,404,404
Tobacco – 1.3%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$ 12,852,813
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	16,674,000	17,135,032
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,897,189
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,754,906
Philip Morris International, Inc., 5.125%, 2/15/2030	7,490,000	7,683,162
		$59,323,102
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$19,070,000	$ 20,059,688
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	10,955,961
		$31,015,649
10

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 2.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$12,575,000	$ 9,219,538
U.S. Treasury Bonds, 3.875%, 5/15/2043	19,959,000	18,020,014
U.S. Treasury Bonds, 4.375%, 8/15/2043	4,748,000	4,578,111
U.S. Treasury Bonds, 4.75%, 11/15/2043	8,368,000	8,454,295
U.S. Treasury Bonds, 4.5%, 2/15/2044	9,509,000	9,291,705
U.S. Treasury Bonds, 4.625%, 5/15/2044	16,164,000	16,037,087
U.S. Treasury Bonds, 4.125%, 8/15/2044	22,219,000	20,594,236
U.S. Treasury Bonds, 4.75%, 2/15/2045	4,510,000	4,541,006
		$90,735,992
Utilities - Electric Power – 9.3%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$ 3,931,146
Adani Transmission Ltd., 4.25%, 5/21/2036	4,974,950	4,131,918
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,086,169
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,497,871
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,804,455
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,073,700
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,535,715
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,579,600
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,086,189
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	15,465,000	14,190,354
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,788,456
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,858,372
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	13,096,817
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	7,340,000	6,379,149
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,082,019
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,095,526
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	16,327,000	16,834,868
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	3,638,000	3,297,116
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,862,314
FirstEnergy Corp., 3.9%, 7/15/2027	16,631,000	16,438,791
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	10,717,591
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	6,028,676
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,502,651
Georgia Power Co., 4.7%, 5/15/2032	4,686,000	4,655,655
Georgia Power Co., 4.95%, 5/17/2033	6,985,000	6,967,243
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	11,945,072
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,567,202
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	3,866,000	3,810,245
MidAmerican Energy Co., 5.85%, 9/15/2054	14,824,000	14,987,061
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,438,262
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035 (w)	15,877,000	15,930,861
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	13,943,000	14,117,570
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,286,293
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	23,766,197
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,889,000	5,055,105
Pacific Gas & Electric Co., 4%, 12/01/2046	11,946,000	8,510,205
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,597,722
Public Service Electric & Gas Co., 5.5%, 3/01/2055	7,751,000	7,533,850
Southern California Edison Co., 5.45%, 3/01/2035	4,710,000	4,572,401
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,469,918
WEC Energy Group, Inc., 4.75%, 1/09/2026	22,326,000	22,348,245
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,252,096
Xcel Energy, Inc., 5.6%, 4/15/2035	2,148,000	2,168,908
11

MFS Corporate Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	$4,000,000	$ 3,958,738
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	6,828,000	6,853,062
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,005,767
		$421,697,141
Total Bonds (Identified Cost, $4,531,433,003)		$4,399,809,636
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $97,864,787)	97,863,104	$ 97,863,104
Other Assets, Less Liabilities – 0.7%		31,386,180
Net Assets – 100.0%		$4,529,058,920
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $97,863,104 and $4,399,809,636, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,501,305,325, representing 33.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	978	$114,059,250	June – 2025	$412,542
U.S. Treasury Note 2 yr	Long	USD	828	172,346,907	June – 2025	1,597,995
						$2,010,537
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	71	$7,967,531	June – 2025	$(4,700)
U.S. Treasury Note 5 yr	Short	USD	310	33,850,547	June – 2025	(157,633)
U.S. Treasury Ultra Bond 30 yr	Long	USD	492	59,547,375	June – 2025	(1,316,686)
12

MFS Corporate Bond Fund
Portfolio of Investments – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Note 10 yr	Short	USD	852	$97,753,688	June – 2025	$(1,773,715)
						$(3,252,734)
At April 30, 2025, the fund had liquid securities with an aggregate value of $5,977,453 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Corporate Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,531,433,003)	$4,399,809,636
Investments in affiliated issuers, at value (identified cost, $97,864,787)	97,863,104
Cash	446,539
Receivables for
Investments sold	4,719,383
Fund shares sold	3,824,156
Interest and dividends	49,629,870
Other assets	6,971
Total assets	$4,556,299,659
Liabilities
Payables for
Distributions	$573,489
Net daily variation margin on open futures contracts	674,349
When-issued investments purchased	15,865,569
Fund shares reacquired	8,819,580
Payable to affiliates
Investment adviser	91,357
Administrative services fee	3,003
Shareholder servicing costs	914,840
Distribution and service fees	25,139
Payable for independent Trustees' compensation	1,388
Accrued expenses and other liabilities	272,025
Total liabilities	$27,240,739
Net assets	$4,529,058,920
Net assets consist of
Paid-in capital	$5,360,411,900
Total distributable earnings (loss)	(831,352,980)
Net assets	$4,529,058,920
Shares of beneficial interest outstanding	368,802,411
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,668,483,388	135,755,651	$12.29
Class B	707,515	57,667	12.27
Class C	28,059,342	2,290,393	12.25
Class I	990,033,181	80,659,396	12.27
Class R1	3,866,822	315,338	12.26
Class R2	9,542,987	776,115	12.30
Class R3	19,834,884	1,612,968	12.30
Class R4	52,406,795	4,262,296	12.30
Class R6	1,756,124,006	143,072,587	12.27
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.84 [100 / 95.75 x $12.29]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
14

MFS Corporate Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/25 Net investment income (loss)
Income
Interest	$233,808,342
Dividends from affiliated issuers	4,234,783
Other	1,284,258
Total investment income	$239,327,383
Expenses
Management fee	$17,509,915
Distribution and service fees	4,726,284
Shareholder servicing costs	3,123,453
Administrative services fee	603,090
Independent Trustees' compensation	79,793
Custodian fee	209,972
Shareholder communications	569,106
Audit and tax fees	83,333
Legal fees	22,841
Miscellaneous	339,839
Total expenses	$27,267,626
Fees paid indirectly	(6,209)
Reduction of expenses by investment adviser and distributor	(619,139)
Net expenses	$26,642,278
Net investment income (loss)	$212,685,105
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(54,636,631)
Affiliated issuers	(6,192)
Futures contracts	(5,641,214)
Net realized gain (loss)	$(60,284,037)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$173,060,884
Affiliated issuers	(1,505)
Futures contracts	582,400
Net unrealized gain (loss)	$173,641,779
Net realized and unrealized gain (loss)	$113,357,742
Change in net assets from operations	$326,042,847
See Notes to Financial Statements
15

MFS Corporate Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/25	4/30/24
Change in net assets
From operations
Net investment income (loss)	$212,685,105	$186,438,205
Net realized gain (loss)	(60,284,037)	(268,593,307)
Net unrealized gain (loss)	173,641,779	144,771,478
Change in net assets from operations	$326,042,847	$62,616,376
Total distributions to shareholders	$(213,933,375)	$(187,927,023)
Change in net assets from fund share transactions	$64,280,324	$193,995,534
Total change in net assets	$176,389,796	$68,684,887
Net assets
At beginning of period	4,352,669,124	4,283,984,237
At end of period	$4,529,058,920	$4,352,669,124
See Notes to Financial Statements
16

MFS Corporate Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.97	$12.30	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.50	$0.41	$0.35	$0.37
Net realized and unrealized gain (loss)	0.32	(0.32)	(0.40)	(1.92)	0.37
Total from investment operations	$0.87	$0.18	$0.01	$(1.57)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.51)	$(0.41)	$(0.36)	$(0.39)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.55)	$(0.51)	$(0.42)	$(0.81)	$(0.53)
Net asset value, end of period (x)	$12.29	$11.97	$12.30	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	7.37	1.50	0.20	(11.00)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.76	0.77	0.77	0.75	0.75
Net investment income (loss)	4.46	4.19	3.36	2.38	2.42
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$1,668,483	$1,663,876	$1,726,630	$1,932,006	$2,328,936
Class B	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.95	$12.28	$12.68	$15.06	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	(0.32)	(0.39)	(1.92)	0.36
Total from investment operations	$0.78	$0.09	$(0.07)	$(1.68)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.27	$11.95	$12.28	$12.68	$15.06
Total return (%) (r)(s)(t)(x)	6.58	0.74	(0.48)	(11.70)	4.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.71	3.40	2.60	1.62	1.70
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$708	$1,734	$3,585	$6,283	$10,838

See Notes to Financial Statements
17

MFS Corporate Bond Fund
Financial Highlights - continued
Class C	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.93	$12.26	$12.67	$15.04	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	(0.32)	(0.40)	(1.91)	0.35
Total from investment operations	$0.78	$0.09	$(0.08)	$(1.67)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.25	$11.93	$12.26	$12.67	$15.04
Total return (%) (r)(s)(t)(x)	6.58	0.73	(0.56)	(11.65)	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.51	1.51
Expenses after expense reductions (f)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.71	3.43	2.60	1.62	1.68
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$28,059	$34,108	$42,440	$61,283	$98,956
Class I	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.95	$12.29	$12.69	$15.07	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.53	$0.44	$0.39	$0.41
Net realized and unrealized gain (loss)	0.32	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.90	$0.20	$0.05	$(1.53)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.54)	$(0.44)	$(0.40)	$(0.43)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.58)	$(0.54)	$(0.45)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$12.27	$11.95	$12.29	$12.69	$15.07
Total return (%) (r)(s)(t)(x)	7.64	1.67	0.53	(10.79)	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.51	0.52	0.52	0.50	0.50
Net investment income (loss)	4.71	4.43	3.60	2.62	2.66
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$990,033	$942,477	$934,582	$1,062,759	$1,573,250

See Notes to Financial Statements
18

MFS Corporate Bond Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.94	$12.28	$12.68	$15.05	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	(0.33)	(0.39)	(1.91)	0.35
Total from investment operations	$0.78	$0.08	$(0.07)	$(1.67)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.26	$11.94	$12.28	$12.68	$15.05
Total return (%) (r)(s)(t)(x)	6.58	0.65	(0.48)	(11.64)	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.51	1.51
Expenses after expense reductions (f)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.71	3.45	2.61	1.62	1.68
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$3,867	$4,071	$3,629	$3,922	$5,391
Class R2	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.47	$0.38	$0.31	$0.34
Net realized and unrealized gain (loss)	0.33	(0.33)	(0.39)	(1.91)	0.36
Total from investment operations	$0.85	$0.14	$(0.01)	$(1.60)	$0.70
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.48)	$(0.38)	$(0.33)	$(0.35)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.52)	$(0.48)	$(0.39)	$(0.78)	$(0.49)
Net asset value, end of period (x)	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	7.19	1.16	0.03	(11.23)	4.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.03	1.03	1.01	1.02
Expenses after expense reductions (f)	1.01	1.02	1.02	1.00	1.00
Net investment income (loss)	4.22	3.93	3.11	2.12	2.18
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$9,543	$13,963	$17,271	$19,328	$28,348

See Notes to Financial Statements
19

MFS Corporate Bond Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.50	$0.39	$0.35	$0.37
Net realized and unrealized gain (loss)	0.34	(0.33)	(0.37)	(1.92)	0.37
Total from investment operations	$0.89	$0.17	$0.02	$(1.57)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.51)	$(0.41)	$(0.36)	$(0.39)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.56)	$(0.51)	$(0.42)	$(0.81)	$(0.53)
Net asset value, end of period (x)	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	7.46	1.42	0.28	(11.00)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.76	0.77	0.76	0.75	0.75
Net investment income (loss)	4.47	4.18	3.17	2.38	2.43
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$19,835	$19,949	$24,627	$136,630	$162,465
Class R4	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.97	$12.31	$12.71	$15.09	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.53	$0.44	$0.39	$0.41
Net realized and unrealized gain (loss)	0.34	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.92	$0.20	$0.05	$(1.53)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.54)	$(0.44)	$(0.40)	$(0.43)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.59)	$(0.54)	$(0.45)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	7.72	1.67	0.53	(10.78)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.51	0.52	0.52	0.50	0.50
Net investment income (loss)	4.71	4.44	3.61	2.63	2.67
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$52,407	$54,316	$53,301	$61,624	$73,890

See Notes to Financial Statements
20

MFS Corporate Bond Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$11.95	$12.29	$12.69	$15.07	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.59	$0.54	$0.45	$0.40	$0.42
Net realized and unrealized gain (loss)	0.33	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.92	$0.21	$0.06	$(1.52)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.55)	$(0.45)	$(0.41)	$(0.44)
From net realized gain	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.60)	$(0.55)	$(0.46)	$(0.86)	$(0.58)
Net asset value, end of period (x)	$12.27	$11.95	$12.29	$12.69	$15.07
Total return (%) (r)(s)(t)(x)	7.74	1.76	0.63	(10.70)	5.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.43	0.43	0.41	0.42
Expenses after expense reductions (f)	0.42	0.42	0.42	0.40	0.41
Net investment income (loss)	4.80	4.54	3.71	2.73	2.76
Portfolio turnover rate	38	59	46	54	37
Net assets at end of period (000 omitted)	$1,756,124	$1,618,176	$1,477,919	$1,614,162	$1,849,423
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

MFS Corporate Bond Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
22

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$90,735,992	$—	$90,735,992
Non - U.S. Sovereign Debt	—	80,626,407	—	80,626,407
Municipal Bonds	—	27,613,695	—	27,613,695
U.S. Corporate Bonds	—	2,878,220,406	—	2,878,220,406
Residential Mortgage-Backed Securities	—	37,189,401	—	37,189,401
Commercial Mortgage-Backed Securities	—	25,056,766	—	25,056,766
Asset-Backed Securities (including CDOs)	—	57,519,598	—	57,519,598
Foreign Bonds	—	1,202,847,371	—	1,202,847,371
Investment Companies	97,863,104	—	—	97,863,104
Total	$97,863,104	$4,399,809,636	$—	$4,497,672,740
Other Financial Instruments
Futures Contracts – Assets	$2,010,537	$—	$—	$2,010,537
Futures Contracts – Liabilities	(3,252,734)	—	—	(3,252,734)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
23

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$2,010,537	$(3,252,734)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,641,214)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$582,400
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
24

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
25

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/25	Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$213,933,375	$187,927,023
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$4,635,514,390
Gross appreciation	61,399,212
Gross depreciation	(200,483,059)
Net unrealized appreciation (depreciation)	$(139,083,847)
Undistributed ordinary income	22,050,838
Capital loss carryforwards	(696,211,995)
Other temporary differences	(18,107,976)
Total distributable earnings (loss)	$(831,352,980)
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(99,047,238)
Long-Term	(597,164,757)
Total	$(696,211,995)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
26

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25	Year ended 4/30/24
Class A	$76,450,049	$70,907,408
Class B	46,017	92,301
Class C	1,174,308	1,312,809
Class I	48,335,359	41,264,416
Class R1	157,296	130,064
Class R2	486,400	575,106
Class R3	891,049	947,764
Class R4	2,536,861	2,350,203
Class R6	83,856,036	70,346,952
Total	$213,933,375	$187,927,023
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2025, this management fee reduction amounted to $617,737, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,921 for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
27

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,251,045
Class B	0.75%	0.25%	1.00%	1.00%	12,343
Class C	0.75%	0.25%	1.00%	1.00%	313,917
Class R1	0.75%	0.25%	1.00%	1.00%	42,068
Class R2	0.25%	0.25%	0.50%	0.50%	57,367
Class R3	—	0.25%	0.25%	0.25%	49,544
Total Distribution and Service Fees					$4,726,284
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2025, this rebate amounted to $1,278, $6, $1, $80, and $37 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
Amount
Class A	$38,863
Class B	234
Class C	3,175
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2025, the fee was $324,396, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,799,057.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.0132% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
28

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$97
8/19/2024	Redemption	Class I	3	32
8/19/2024	Redemption	Class R1	3	43
8/19/2024	Redemption	Class R2	3	32
8/19/2024	Redemption	Class R3	3	42
8/19/2024	Redemption	Class R4	3	37
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$77,775,196	$183,085,984
Non-U.S. Government securities	1,641,950,090	1,484,614,912
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,222,797	$213,633,564	20,355,489	$245,183,532
Class B	8,116	100,334	621	7,434
Class C	571,728	7,092,896	522,435	6,293,541
Class I	30,691,331	380,880,738	34,548,462	416,872,789
Class R1	53,149	657,419	116,118	1,400,732
Class R2	170,508	2,110,781	225,961	2,732,698
Class R3	287,800	3,562,956	535,015	6,477,883
Class R4	798,307	9,897,696	861,022	10,419,848
Class R6	33,870,945	418,649,201	41,078,844	494,696,785
	83,674,681	$1,036,585,585	98,243,967	$1,184,085,242
Shares issued to shareholders in reinvestment of distributions
Class A	6,075,105	$75,207,149	5,744,442	$69,160,809
Class B	3,682	45,492	6,890	82,703
Class C	89,745	1,107,064	104,046	1,248,318
Class I	3,641,686	45,025,568	3,098,413	37,260,428
Class R1	12,717	157,075	10,805	129,977
Class R2	39,190	485,104	47,419	571,077
Class R3	71,918	890,815	78,733	947,193
Class R4	204,365	2,530,933	194,852	2,347,176
Class R6	6,601,614	81,621,756	5,664,354	68,122,044
	16,740,022	$207,070,956	14,949,954	$179,869,725
29

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(26,569,611)	$(328,229,208)	(27,408,823)	$(329,480,958)
Class B	(99,246)	(1,223,329)	(154,346)	(1,840,334)
Class C	(1,230,089)	(15,127,271)	(1,227,831)	(14,717,551)
Class I	(32,523,575)	(401,071,289)	(34,849,044)	(415,586,780)
Class R1	(91,431)	(1,123,398)	(81,673)	(985,258)
Class R2	(599,849)	(7,397,035)	(510,435)	(6,162,013)
Class R3	(412,727)	(5,082,906)	(948,375)	(11,467,386)
Class R4	(1,277,167)	(15,783,651)	(849,760)	(10,224,655)
Class R6	(32,780,219)	(404,338,130)	(31,632,145)	(379,494,498)
	(95,583,914)	$(1,179,376,217)	(97,662,432)	$(1,169,959,433)
Net change
Class A	(3,271,709)	$(39,388,495)	(1,308,892)	$(15,136,617)
Class B	(87,448)	(1,077,503)	(146,835)	(1,750,197)
Class C	(568,616)	(6,927,311)	(601,350)	(7,175,692)
Class I	1,809,442	24,835,017	2,797,831	38,546,437
Class R1	(25,565)	(308,904)	45,250	545,451
Class R2	(390,151)	(4,801,150)	(237,055)	(2,858,238)
Class R3	(53,009)	(629,135)	(334,627)	(4,042,310)
Class R4	(274,495)	(3,355,022)	206,114	2,542,369
Class R6	7,692,340	95,932,827	15,111,053	183,324,331
	4,830,789	$64,280,324	15,531,489	$193,995,534
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, the fund’s commitment fee and interest expense were $21,954 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$125,256,423	$1,071,111,225	$1,098,496,847	$(6,192)	$(1,505)	$97,863,104

30

MFS Corporate Bond Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,234,783	$—
31

MFS Corporate Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
32

MFS Corporate Bond Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IX, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	16,907,334,964.271	564,877,606.664
John A. Caroselli	16,919,748,090.782	552,464,480.153
Maureen R. Goldfarb	16,987,867,788.742	484,344,782.193
Peter D. Jones	16,947,211,557.080	525,001,013.855
John P. Kavanaugh	16,952,477,521.647	519,735,049.288
James W. Kilman, Jr.	16,931,150,908.125	541,061,662.810
Clarence Otis, Jr.	16,921,309,024.232	550,903,546.702
Michael W. Roberge	16,956,315,372.901	515,897,198.033
Maryanne L. Roepke	16,988,422,371.536	483,790,199.398
Paula E. Smith	17,026,175,142.111	446,037,428.824
Laurie J. Thomsen	16,991,821,354.292	480,391,216.642
Darrell A. Williams	16,944,148,530.126	528,064,040.808
33

MFS Corporate Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
34

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
35

MFS Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Fund
Portfolio of Investments − 4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$20,405,000	$ 19,992,208
Boeing Co., 6.388%, 5/01/2031	9,937,000	10,603,442
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	5,090,000	5,187,309
		$35,782,959
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$2,423,000	$ 2,432,533
Asset-Backed & Securitized – 22.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)	$89,342,747	$ 3,586,843
37 Capital CLO Ltd., 2022-1A, “BR”, 5.956%, 7/15/2034 (n)	9,400,000	9,234,381
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.934% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,902,688
ACREC 2021-FL1 Ltd., “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,737,338
ACREC 2021-FL1 Ltd., “C”, FLR, 6.584% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,943,692
ACREC 2023-FL2 LLC, “A”, FLR, 6.552% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,372,752	5,377,792
ACREC 2025-FL3 LLC, “A”, FLR, 5.63% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	3,571,429	3,529,465
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	1,706,838	1,705,652
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,061,637
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	57,304	57,324
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	3,482,946	3,491,957
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	12,870,873	12,867,832
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	4,145,763	4,153,399
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,583,844	4,558,584
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.036% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,975,870
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.286% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,725,282
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.136% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,709,188
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,682,401
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,607,622
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.645% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,377,081
AREIT 2022-CRE6 Trust, “C”, FLR, 6.5% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,134,170
AREIT 2022-CRE6 Trust, “D”, FLR, 7.2% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,537,240
AREIT 2022-CRE7 LLC, “B”, FLR, 7.572% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,446,934
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,535,537	1,547,586
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	10,589,623	10,416,853
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.772% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,658,417
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,426,474
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.822% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,372,940
Bayview Commercial Asset Trust, FLR, 4.906% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	140,526	135,463
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	78,374	152,652
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.913%, 12/15/2051 (i)(n)	61,400,810	1,305,344
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.334%, 7/15/2054 (i)	33,652,121	1,830,847
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.47%, 9/15/2054 (i)	38,589,984	2,259,694
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.704%, 2/15/2054 (i)	53,722,146	3,748,565
BDS 2021-FL10 Ltd., “B”, FLR, 6.384% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,602,708
BDS 2021-FL10 Ltd., “C”, FLR, 6.734% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,625,020
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.363%, 2/15/2054 (i)	59,694,999	3,099,161
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.254%, 3/15/2054 (i)	38,202,390	1,681,681
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	69,441,839	3,774,567
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.369%, 8/15/2054 (i)	52,660,249	2,921,970
MQLFS-ANN
1

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.129%, 9/15/2054 (i)	$77,398,606	$ 3,101,083
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.916% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	9,140,000	9,064,257
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.236% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	3,101,471
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 6.686% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,911,552
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,417,215
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,541,583
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,850,171
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.844% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	6,550,446	6,523,820
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.394% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,045,356
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.644% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,304,416
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,636,865	3,683,701
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	422,911	428,179
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	4,352,398	4,322,137
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,543,229	2,495,572
BXMT 2020-FL2 Ltd., “B”, FLR, 6.092% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,683,386
BXMT 2020-FL2 Ltd., “A”, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	6,882,505	6,837,101
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,745,145
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.109%, 1/25/2037 (d)(q)	1,557,071	427,268
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.277%, 3/25/2037 (d)(q)	2,049,837	692,167
CD 2017-CD4 Mortgage Trust, “XA”, 1.216%, 5/10/2050 (i)	33,714,952	608,457
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,549,272
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	492,147
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	3,069,807	3,087,531
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	3,190,291	3,235,262
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	4,560,369	4,588,723
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	6,794,426	6,862,718
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	2,254,235	2,280,414
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.75%, 11/15/2062 (i)	34,255,811	892,234
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.389%, 2/15/2054 (i)	51,460,067	2,961,625
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.872%, 4/15/2054 (i)	48,491,219	1,574,151
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.08%, 6/15/2063 (i)	55,689,684	2,360,418
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.136%, 6/15/2064 (i)	31,565,731	1,454,505
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	2,476,650	2,485,011
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	5,293,000	5,296,933
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,418,938
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,908,246
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.131% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,057,242
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,385,655
DT Auto Owner Trust, 2022-3A, “C”, 7.69%, 7/17/2028 (n)	1,804,078	1,817,922
Empire District Bondco LLC, 4.943%, 1/01/2033	2,965,723	2,994,654
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	2,530,830	2,538,386
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	2,190,338	2,200,149
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	3,093,211	3,112,399
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,626,364
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	3,591,812	3,603,702
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	4,216,000	4,228,181
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.2% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	794,480	788,398
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,138,074
General Motors Co., FLR, 4.794% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,223,321
General Motors Co., FLR, 4.894% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,294,472
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	846,266	846,987
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.996%, 5/10/2050 (i)	37,373,148	561,427
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.073%, 8/10/2050 (i)	36,144,667	642,851
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.123%, 5/12/2053 (i)	38,995,033	1,774,761
2

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
IMPAC CMB Trust, FLR, 5.181% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	$16,839	$ 16,570
IMPAC CMB Trust, FLR, 5.361% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	17,726	17,511
IMPAC Secured Assets Corp., FLR, 5.141% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	45,718	40,933
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	4,830,258	4,859,229
JPMorgan Chase Commercial Mortgage Securities Corp., 1.157%, 9/15/2050 (i)	31,536,822	542,118
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	556,840	557,320
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	1,367,526	1,369,268
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	3,107,195	3,106,236
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.186% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,441,589
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,571,526
Merrill Lynch Mortgage Investors, Inc., 3.597%, 2/25/2037 (a)(d)	1,600,783	180,154
MF1 2020-FL4 Ltd., “B”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	10,472,500	10,475,805
MF1 2021-FL5 Ltd., “B”, FLR, 5.893% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,864,282
MF1 2021-FL5 Ltd., “C”, FLR, 6.142% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,701,946
MF1 2021-FL6 Ltd., “B”, FLR, 6.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,515,479
MF1 2022-FL8 Ltd., “C”, FLR, 6.519% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,162,168
MF1 2022-FL9 LLC, “B”, FLR, 7.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,138,420
MF1 2024-FL14 LLC, “C”, FLR, 7.608% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,879,629
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.39%, 5/15/2050 (i)	30,930,453	509,242
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.45%, 6/15/2050 (i)	14,850,785	261,571
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.968%, 12/15/2051 (i)	47,251,753	1,160,602
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.402%, 5/15/2054 (i)	44,912,424	2,302,669
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	41,586,927	1,877,379
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	5,930,416	5,974,016
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	11,098,082	11,143,758
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	14,837,754	14,930,620
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	7,252,142	7,293,278
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 0%, 1/25/2065 (n)	13,729,832	13,807,046
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.444% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,000,627
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	2,217,244	2,228,635
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,670,581	2,679,567
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	809,428	813,222
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	5,139,875	5,186,404
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	8,312,117
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,484,612
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	923,338	510,575
Palmer Square Loan Funding 2025-1A Ltd., “A-2”, FLR, 5.52% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,287,402
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	8,904,520	8,905,164
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	15,119,562	15,160,797
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	2,326,701	2,329,581
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.403% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,260,001
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.586% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,405,496
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.031% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,952,789
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,729,848
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.481% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	6,996,842
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,593,409
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,640,072
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.842% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	6,040,316
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.292% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	13,166,351
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	22,781,189	422,541
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.051%, 12/15/2051 (i)	19,605,287	504,413
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	3,855,131	3,896,820
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	3,821,902	3,837,426
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,973,283	1,989,740
3

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.467%, 11/15/2054 (i)	$44,132,939	$ 2,636,334
		$702,702,889
Automotive – 1.8%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$15,983,000	$ 15,890,143
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	5,980,000	5,885,175
Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	7,225,000	7,138,328
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,467,219
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,229,308
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,291,584
		$55,901,757
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$ 6,679,683
Brokerage & Asset Managers – 1.9%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$ 13,722,779
Charles Schwab Corp., 5.875%, 8/24/2026	8,383,000	8,545,808
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,511,000	12,974,606
LPL Holdings, Inc., 5.7%, 5/20/2027	8,079,000	8,234,510
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,741,000	4,719,081
LPL Holdings, Inc., 6.75%, 11/17/2028	3,723,000	3,957,535
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,489,000	7,208,764
		$59,363,083
Business Services – 0.6%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$ 8,418,930
Paychex, Inc., 5.1%, 4/15/2030	3,486,000	3,538,149
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,915,754
		$18,872,833
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$7,410,000	$ 7,553,130
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,547,131
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,614,000	11,602,568
Videotron Ltd., 3.625%, 6/15/2029 (n)	9,840,000	9,311,499
		$42,014,328
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,186,000	$ 4,017,968
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$11,730,000	$ 11,797,375
Regal Rexnord Corp., 6.05%, 4/15/2028	7,094,000	7,276,773
		$19,074,148
Consumer Services – 1.2%
CBRE Services, Inc., 5.5%, 4/01/2029	$10,000,000	$ 10,260,248
CBRE Services, Inc., 4.8%, 6/15/2030 (w)	2,920,000	2,903,683
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	6,994,970
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,748,514
4

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	$15,160,000	$ 15,131,333
		$39,038,748
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$ 7,287,441
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,287,633
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,981,642
		$18,556,716
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,290,000	$ 10,374,204
Arrow Electronics, Inc., 2.95%, 2/15/2032	5,848,000	5,013,523
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,070,000	9,148,178
		$24,535,905
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2027	$5,810,000	$ 5,902,310
Broadcom, Inc., 4.15%, 2/15/2028	5,778,000	5,756,309
Broadcom, Inc., 5.05%, 7/12/2029	3,276,000	3,340,137
Broadcom, Inc., 4.35%, 2/15/2030	8,255,000	8,154,967
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,320,759
		$35,474,482
Energy - Independent – 1.8%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$ 4,430,421
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,433,528
EQT Corp., 5.7%, 4/01/2028	10,221,000	10,493,915
Occidental Petroleum Corp., 5%, 8/01/2027	4,506,000	4,503,177
Occidental Petroleum Corp., 5.2%, 8/01/2029	6,255,000	6,162,535
Occidental Petroleum Corp., 6.625%, 9/01/2030	5,675,000	5,869,579
Pioneer Natural Resources Co., 1.9%, 8/15/2030	17,080,000	14,997,048
Pioneer Natural Resources Co., 2.15%, 1/15/2031	5,000,000	4,387,454
		$55,277,657
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$ 5,164,019
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,137,866
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,771,821
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,777,877
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,413,822
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	5,037,086
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	14,900,000	15,086,890
		$41,389,381
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,022,000	$ 3,020,070
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	15,221,000	15,416,759
Constellation Brands, Inc., 4.8%, 5/01/2030 (w)	7,961,000	7,974,985
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	16,032,000	15,072,089
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,858,229
Mars, Inc., 4.6%, 3/01/2028 (n)	7,205,000	7,282,691
Mars, Inc., 4.8%, 3/01/2030 (n)	15,119,000	15,303,557
5

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	$8,773,000	$ 8,969,311
		$80,897,691
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	$1,551,000	$ 1,546,830
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,458,570
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,788,000	3,836,857
Las Vegas Sands Corp., 5.625%, 6/15/2028 (w)	6,390,000	6,404,664
Marriott International, Inc., 4.9%, 4/15/2029	15,057,000	15,190,095
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,696,865
		$41,133,881
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$1,809,000	$ 1,722,725
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	569,988
		$2,292,713
Insurance – 1.6%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$8,031,000	$ 7,912,799
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,068,000	5,170,213
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,019,020
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,421,662
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,163,384
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	14,541,000	14,813,789
		$51,500,867
Insurance - Health – 0.4%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$ 5,870,069
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	5,017,903
		$10,887,972
Insurance - Property & Casualty – 0.8%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$ 31,860
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	5,819,000	5,864,224
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	5,819,000	5,891,015
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	5,863,000	5,924,011
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	5,863,000	5,912,550
		$23,623,660
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$ 10,443,379
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$ 5,832,187
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,004,000	5,796,767
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,591,000	2,538,529
		$14,167,483
Major Banks – 10.7%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$ 6,991,916
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,029,214
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	21,995,593
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,685,539
6

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$2,564,000	$ 2,562,758
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,948,230
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,132,615
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,707,340
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,246,360
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	2,072,281
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	3,643,000	3,757,595
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,154,000	8,365,678
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,117,000	4,927,074
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,180,000	6,480,217
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,538,456
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,141,316
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,291,481
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,409,291
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	14,973,000	15,052,935
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,300,723
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,161,023
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,715,000	6,541,954
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,687,000	5,528,502
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,796,000	10,362,481
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	17,469,000	17,637,848
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,928,000	10,152,989
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	3,779,000	3,848,311
Morgan Stanley, 4.35%, 9/08/2026	10,218,000	10,200,518
Morgan Stanley, 3.625%, 1/20/2027	6,576,000	6,515,096
Morgan Stanley, 3.95%, 4/23/2027	2,363,000	2,344,110
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	18,244,000	17,613,862
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,258,000	7,357,007
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,998,000	9,732,653
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	12,826,000	12,895,142
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,367,000	16,726,818
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,447,805
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,530,727
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	8,118,028
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,884,000	10,955,102
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,082,000	7,080,680
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,369,000	2,559,685
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,390,000	9,302,564
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,007,414
		$336,256,931
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$4,073,000	$ 4,144,522
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,126,595
		$7,271,117
Metals & Mining – 1.7%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$ 12,963,656
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,812,579
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,021,745
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,177,301
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,009,000	6,060,262
7

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	$6,857,000	$ 6,960,982
		$53,996,525
Midstream – 1.7%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$11,292,000	$ 11,643,488
DCP Midstream Operating LP, 5.625%, 7/15/2027	13,560,000	13,794,749
Enbridge, Inc., 5.25%, 4/05/2027	9,424,000	9,563,708
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,673,084
Energy Transfer LP, 5.55%, 2/15/2028	4,232,000	4,337,239
Plains All American Pipeline LP, 4.65%, 10/15/2025	11,313,000	11,295,008
		$54,307,276
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$655,796	$ 640,344
Fannie Mae, 6.48%, 3/01/2033	26,347	26,753
Fannie Mae, 7.375%, 5/01/2033	55,807	56,732
Fannie Mae, 5.352%, 2/25/2045 (n)	2,664,735	2,652,254
Freddie Mac, 4.968%, 7/25/2029	3,224,117	3,217,598
Freddie Mac, 1.689%, 4/25/2030 (i)	28,593,267	1,801,779
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	6,890,408	6,654,897
Freddie Mac, 2%, 7/15/2042	880,871	826,475
Ginnie Mae, 4.625%, 7/20/2032	19,077	19,258
		$15,896,090
Municipals – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$9,440,000	$ 9,488,611
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	787,151
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	984,117
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	142,502	141,142
		$11,401,021
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$ 5,910,374
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,145,774
		$10,056,148
Oils – 0.2%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$5,666,000	$ 5,701,990
Other Banks & Diversified Financials – 3.4%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$13,730,000	$ 13,892,846
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	2,036,000	2,152,817
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	14,034,236
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,107,527
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,968,036
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	12,067,000	12,443,531
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,980,627
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,780,185
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,831,551
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,928,608
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,553,831
8

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	$16,559,000	$ 16,918,878
		$107,592,673
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$ 2,748,607
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	3,002,881
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,957,327
		$8,708,815
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$8,881,000	$ 8,355,827
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$ 12,863,008
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,843,632
		$14,706,640
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$ 7,251,909
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$ 1,721,147
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,341,000	10,123,799
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,554,000	2,423,668
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,765,000	1,712,416
		$15,981,030
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$15,846,000	$ 15,561,058
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	5,071,000	4,738,028
		$20,299,086
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$8,889,000	$ 8,932,989
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,350,227
		$16,283,216
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$ 1,763,218
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,702,726
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,669,025
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,347,000	4,293,884
		$22,428,853
Tobacco – 1.4%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$14,750,000	$ 15,431,389
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,066,000	9,192,534
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,258,346
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,956,680
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,210,163
Philip Morris International, Inc., 4.125%, 4/28/2028	5,373,000	5,367,128
		$42,416,240
9

MFS Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$12,644,000	$ 12,859,477
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	13,880,000	13,811,875
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,547,241
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	5,993,645
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,551,201
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,571,025
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,290,501
		$55,624,965
U.S. Treasury Obligations – 24.4%
U.S. Treasury Notes, 4.875%, 11/30/2025	$170,599,000	$ 171,329,377
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	221,462,000	222,128,116
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	277,463,986
U.S. Treasury Notes, 2.75%, 7/31/2027	93,143,000	91,432,952
		$762,354,431
Utilities - Electric Power – 3.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,372,000	$ 3,393,900
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,305,000	1,133,272
Con Edison Co. of NY, Inc., FLR, 4.887% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,739,582
Edison International, 4.7%, 8/15/2025	10,842,000	10,818,694
Enel Finance International N.V., 4.5%, 6/15/2025 (n)	15,000,000	14,988,752
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	3,331,000	3,355,670
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,398,264
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	8,012,938
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,446,645
Pacific Gas & Electric Co., 5.367%, 9/04/2025	14,631,000	14,620,843
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,080,000	8,350,169
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,998,000	6,094,586
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	4,235,000	4,308,042
		$93,661,357
Total Bonds (Identified Cost, $3,068,121,204)		$3,066,614,856
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $44,720,376)	44,720,022	$ 44,720,022
Other Assets, Less Liabilities – 0.6%		19,121,422
Net Assets – 100.0%		$3,130,456,300
10

MFS Limited Maturity Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $44,720,022 and $3,066,614,856, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,217,531,443, representing 38.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	226	$47,041,547	June – 2025	$436,167
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$3,932,446	$(20,568)	$3,911,878
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	1,171,785	—	1,171,785
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	Daily SOFR/Annually	2,187,029	—	2,187,029
						$7,291,260	$(20,568)	$7,270,692
At April 30, 2025, the fund had liquid securities with an aggregate value of $5,303,917 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Limited Maturity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,068,121,204)	$3,066,614,856
Investments in affiliated issuers, at value (identified cost, $44,720,376)	44,720,022
Receivables for
Net daily variation margin on open cleared swap agreements	445,599
Net daily variation margin on open futures contracts	31,780
Fund shares sold	7,328,882
Interest and dividends	32,506,303
Receivable from investment adviser	129,098
Other assets	4,474
Total assets	$3,151,781,014
Liabilities
Payable to custodian	$5,505
Payables for
Distributions	220,873
When-issued investments purchased	17,250,394
Fund shares reacquired	3,211,320
Payable to affiliates
Administrative services fee	2,217
Shareholder servicing costs	446,888
Distribution and service fees	9,760
Payable for independent Trustees' compensation	872
Accrued expenses and other liabilities	176,885
Total liabilities	$21,324,714
Net assets	$3,130,456,300
Net assets consist of
Paid-in capital	$3,235,094,890
Total distributable earnings (loss)	(104,638,590)
Net assets	$3,130,456,300
Shares of beneficial interest outstanding	532,476,492
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,043,784,241	177,200,866	$5.89
Class B	719,678	122,373	5.88
Class C	20,246,652	3,438,163	5.89
Class I	695,854,648	118,682,573	5.86
Class R1	532,242	90,698	5.87
Class R2	1,009,977	171,342	5.89
Class R3	617,030	104,676	5.89
Class R4	1,589,446	268,985	5.91
Class R6	1,366,102,386	232,396,816	5.88
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.04 [100 / 97.50 x $5.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

MFS Limited Maturity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/25 Net investment income (loss)
Income
Interest	$134,217,627
Dividends from affiliated issuers	4,736,526
Other	103,653
Total investment income	$139,057,806
Expenses
Management fee	$10,578,976
Distribution and service fees	2,677,467
Shareholder servicing costs	1,482,582
Administrative services fee	421,023
Independent Trustees' compensation	51,879
Custodian fee	182,037
Shareholder communications	190,105
Audit and tax fees	80,053
Legal fees	15,063
Miscellaneous	367,245
Total expenses	$16,046,430
Fees paid indirectly	(7,262)
Reduction of expenses by investment adviser and distributor	(2,916,018)
Net expenses	$13,123,150
Net investment income (loss)	$125,934,656
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,599,535
Affiliated issuers	(53,347)
Futures contracts	(627,601)
Swap agreements	(1,979,658)
Foreign currency	(3)
Net realized gain (loss)	$1,938,926
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$66,218,517
Affiliated issuers	(354)
Futures contracts	1,757,576
Swap agreements	9,739,033
Net unrealized gain (loss)	$77,714,772
Net realized and unrealized gain (loss)	$79,653,698
Change in net assets from operations	$205,588,354
See Notes to Financial Statements
13

MFS Limited Maturity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/25	4/30/24
Change in net assets
From operations
Net investment income (loss)	$125,934,656	$111,117,186
Net realized gain (loss)	1,938,926	(34,701,693)
Net unrealized gain (loss)	77,714,772	34,141,893
Change in net assets from operations	$205,588,354	$110,557,386
Total distributions to shareholders	$(128,231,250)	$(112,675,801)
Change in net assets from fund share transactions	$262,847,197	$(181,633,601)
Total change in net assets	$340,204,301	$(183,752,016)
Net assets
At beginning of period	2,790,251,999	2,974,004,015
At end of period	$3,130,456,300	$2,790,251,999
See Notes to Financial Statements
14

MFS Limited Maturity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.73	$5.74	$5.80	$6.09	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.13	$0.06	$0.09
Net realized and unrealized gain (loss)	0.17	(0.01)	(0.05)	(0.28)	0.18
Total from investment operations	$0.41	$0.21	$0.08	$(0.22)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.14)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$5.89	$5.73	$5.74	$5.80	$6.09
Total return (%) (r)(s)(t)(x)	7.21	3.78	1.37	(3.59)	4.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.74	0.74	0.75	0.78
Expenses after expense reductions (f)	0.57	0.58	0.57	0.57	0.58
Net investment income (loss)	4.15	3.83	2.30	1.04	1.56
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,043,784	$934,237	$1,019,905	$1,046,034	$1,042,239
Class B	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.72	$5.73	$5.79	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.17	$0.08	$0.02	$0.05
Net realized and unrealized gain (loss)	0.16	(0.00)(w)	(0.05)	(0.28)	0.18
Total from investment operations	$0.36	$0.17	$0.03	$(0.26)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.09)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$5.88	$5.72	$5.73	$5.79	$6.08
Total return (%) (r)(s)(t)(x)	6.42	3.00	0.61	(4.32)	3.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.32	1.33	1.32	1.32	1.34
Net investment income (loss)	3.40	3.06	1.49	0.29	0.84
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$720	$939	$1,663	$2,361	$2,931

See Notes to Financial Statements
15

MFS Limited Maturity Fund
Financial Highlights - continued
Class C	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.73	$5.74	$5.80	$6.09	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.17	$0.08	$0.01	$0.05
Net realized and unrealized gain (loss)	0.17	(0.01)	(0.05)	(0.28)	0.17
Total from investment operations	$0.36	$0.16	$0.03	$(0.27)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.17)	$(0.09)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$5.89	$5.73	$5.74	$5.80	$6.09
Total return (%) (r)(s)(t)(x)	6.31	2.90	0.51	(4.41)	3.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.42	1.43	1.42	1.42	1.43
Net investment income (loss)	3.30	2.98	1.42	0.19	0.75
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$20,247	$21,947	$26,732	$31,747	$39,241
Class I	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.71	$5.71	$5.77	$6.07	$5.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.14	$0.07	$0.10
Net realized and unrealized gain (loss)	0.15	(0.00)(w)	(0.06)	(0.29)	0.18
Total from investment operations	$0.40	$0.23	$0.08	$(0.22)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.14)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$5.86	$5.71	$5.71	$5.77	$6.07
Total return (%) (r)(s)(t)(x)	7.20	4.11	1.52	(3.63)	4.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.49	0.49	0.50	0.53
Expenses after expense reductions (f)	0.42	0.43	0.42	0.42	0.43
Net investment income (loss)	4.29	3.97	2.47	1.19	1.69
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$695,855	$528,158	$625,604	$570,543	$453,159

See Notes to Financial Statements
16

MFS Limited Maturity Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.71	$5.72	$5.78	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.17	$0.07	$0.01	$0.05
Net realized and unrealized gain (loss)	0.17	(0.01)	(0.04)	(0.29)	0.17
Total from investment operations	$0.36	$0.16	$0.03	$(0.28)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.17)	$(0.09)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$5.87	$5.71	$5.72	$5.78	$6.08
Total return (%) (r)(s)(t)(x)	6.32	2.90	0.51	(4.58)	3.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.42	1.43	1.42	1.42	1.44
Net investment income (loss)	3.30	2.98	1.22	0.18	0.74
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$532	$489	$456	$1,252	$1,597
Class R2	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.74	$5.74	$5.80	$6.10	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.21	$0.11	$0.05	$0.08
Net realized and unrealized gain (loss)	0.15	(0.00)(w)	(0.05)	(0.29)	0.19
Total from investment operations	$0.38	$0.21	$0.06	$(0.24)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.12)	$(0.06)	$(0.11)
Net asset value, end of period (x)	$5.89	$5.74	$5.74	$5.80	$6.10
Total return (%) (r)(s)(t)(x)	6.76	3.70	1.12	(3.99)	4.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	0.99	0.99	1.00	1.03
Expenses after expense reductions (f)	0.82	0.83	0.82	0.82	0.84
Net investment income (loss)	3.90	3.59	1.99	0.79	1.32
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,010	$1,004	$1,151	$1,646	$1,997

See Notes to Financial Statements
17

MFS Limited Maturity Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.74	$5.74	$5.80	$6.10	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.12	$0.06	$0.09
Net realized and unrealized gain (loss)	0.15	0.01	(0.05)	(0.29)	0.18
Total from investment operations	$0.39	$0.22	$0.07	$(0.23)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.13)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$5.89	$5.74	$5.74	$5.80	$6.10
Total return (%) (r)(s)(t)(x)	6.92	3.86	1.27	(3.85)	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.74	0.74	0.75	0.78
Expenses after expense reductions (f)	0.67	0.68	0.67	0.67	0.69
Net investment income (loss)	4.05	3.73	2.08	0.96	1.50
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$617	$629	$595	$1,001	$1,318
Class R4	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.75	$5.76	$5.82	$6.11	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.14	$0.07	$0.11
Net realized and unrealized gain (loss)	0.17	(0.01)	(0.05)	(0.28)	0.17
Total from investment operations	$0.42	$0.22	$0.09	$(0.21)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.15)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$5.91	$5.75	$5.76	$5.82	$6.11
Total return (%) (r)(s)(t)(x)	7.36	3.93	1.56	(3.43)	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.49	0.49	0.50	0.53
Expenses after expense reductions (f)	0.42	0.43	0.42	0.42	0.44
Net investment income (loss)	4.30	4.00	2.48	1.16	1.73
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,589	$1,445	$1,039	$906	$275

See Notes to Financial Statements
18

MFS Limited Maturity Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.72	$5.72	$5.79	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.14	$0.08	$0.11
Net realized and unrealized gain (loss)	0.17	0.01	(0.06)	(0.28)	0.17
Total from investment operations	$0.42	$0.24	$0.08	$(0.20)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.15)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$5.88	$5.72	$5.72	$5.79	$6.08
Total return (%) (r)(s)(t)(x)	7.46	4.19	1.42	(3.39)	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	0.41	0.41	0.43	0.46
Expenses after expense reductions (f)	0.35	0.35	0.35	0.35	0.37
Net investment income (loss)	4.37	4.06	2.53	1.26	1.77
Portfolio turnover rate	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,366,102	$1,301,405	$1,296,859	$1,116,143	$942,709
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Limited Maturity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
20

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$762,354,431	$—	$762,354,431
Non - U.S. Sovereign Debt	—	10,443,379	—	10,443,379
Municipal Bonds	—	11,401,021	—	11,401,021
U.S. Corporate Bonds	—	1,041,583,993	—	1,041,583,993
Residential Mortgage-Backed Securities	—	156,446,583	—	156,446,583
Commercial Mortgage-Backed Securities	—	122,226,008	—	122,226,008
Asset-Backed Securities (including CDOs)	—	439,926,388	—	439,926,388
Foreign Bonds	—	522,233,053	—	522,233,053
Investment Companies	44,720,022	—	—	44,720,022
Total	$44,720,022	$3,066,614,856	$—	$3,111,334,878
Other Financial Instruments
Futures Contracts – Assets	$436,167	$—	$—	$436,167
Swap Agreements – Assets	—	7,270,692	—	7,270,692
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
21

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$436,167
Interest Rate	Cleared Swap Agreements	7,270,692
Total		$7,706,859
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(627,601)	$(1,979,658)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$1,757,576	$9,739,033
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
22

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
23

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
24

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/25	Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$128,231,250	$112,675,801
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$3,120,258,331
Gross appreciation	23,306,003
Gross depreciation	(24,522,597)
Net unrealized appreciation (depreciation)	$(1,216,594)
Undistributed ordinary income	12,823,238
Capital loss carryforwards	(105,131,373)
Other temporary differences	(11,113,861)
Total distributable earnings (loss)	$(104,638,590)
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(23,019,462)
Long-Term	(82,111,911)
Total	$(105,131,373)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/25	Year ended 4/30/24
Class A	$41,436,397	$37,629,674
Class B	26,890	40,402
Class C	711,569	699,371
Class I	26,666,140	21,263,061
Class R1	17,326	14,440
Class R2	40,389	40,863
Class R3	26,706	30,412
Class R4	61,620	48,214
Class R6	59,244,213	52,909,364
Total	$128,231,250	$112,675,801
(3)  Transactions with Affiliates
Investment Adviser — The fund had an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2024 through July 31, 2024, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
25

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2025, this management fee reduction amounted to $397,590, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2025. For the year ended April 30, 2025, this reduction amounted to $1,537,229, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $59,032 for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,447,437
Class B	0.75%	0.25%	1.00%	0.90%	7,726
Class C	0.75%	0.25%	1.00%	1.00%	210,490
Class R1	0.75%	0.25%	1.00%	1.00%	5,127
Class R2	0.25%	0.25%	0.50%	0.40%	5,071
Class R3	—	0.25%	0.25%	0.25%	1,616
Total Distribution and Service Fees					$2,677,467
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2025, this waiver amounted to $978,963 and $772 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2025, this waiver amounted to $1,014 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2025, this rebate amounted to $330 and $120 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
26

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
Amount
Class A	$50,908
Class B	61
Class C	3,172
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2025, the fee was $184,625, which equated to 0.0063% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,297,957.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	10	$56
8/19/2024	Redemption	Class I	4	23
8/19/2024	Redemption	Class R4	10	57
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$333,068,549	$318,615,762
Non-U.S. Government securities	980,010,888	708,069,640
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
27

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	62,628,320	$366,113,316	44,319,398	$253,725,089
Class B	26,814	156,612	26,405	150,240
Class C	1,012,715	5,915,881	1,231,274	7,062,677
Class I	66,310,633	386,093,813	45,970,918	262,028,830
Class R1	4,080	23,736	16,671	94,651
Class R2	8,584	50,191	35,850	204,960
Class R3	12,442	72,623	72,553	413,496
Class R4	97,216	570,625	174,935	1,008,246
Class R6	51,920,930	302,766,182	52,251,549	298,799,080
	182,021,734	$1,061,762,979	144,099,553	$823,487,269
Shares issued to shareholders in reinvestment of distributions
Class A	6,945,736	$40,617,706	6,432,166	$36,848,095
Class B	4,593	26,797	7,031	40,183
Class C	108,085	631,790	107,470	615,446
Class I	4,347,006	25,319,241	3,402,752	19,412,827
Class R1	2,974	17,326	2,530	14,440
Class R2	6,821	39,919	7,021	40,255
Class R3	4,563	26,706	5,207	29,841
Class R4	10,502	61,614	8,369	48,117
Class R6	10,081,192	58,838,673	9,186,711	52,518,082
	21,511,472	$125,579,772	19,159,257	$109,567,286
Shares reacquired
Class A	(55,290,533)	$(323,100,448)	(65,622,383)	$(375,813,663)
Class B	(73,098)	(425,621)	(159,910)	(911,977)
Class C	(1,510,922)	(8,826,239)	(2,171,628)	(12,422,015)
Class I	(44,501,082)	(258,871,722)	(66,390,813)	(378,241,601)
Class R1	(1,968)	(11,459)	(13,391)	(76,091)
Class R2	(18,961)	(111,084)	(68,475)	(392,510)
Class R3	(21,962)	(129,106)	(71,800)	(416,369)
Class R4	(89,908)	(527,067)	(112,703)	(649,409)
Class R6	(57,024,448)	(332,492,808)	(60,556,870)	(345,764,521)
	(158,532,882)	$(924,495,554)	(195,167,973)	$(1,114,688,156)
Net change
Class A	14,283,523	$83,630,574	(14,870,819)	$(85,240,479)
Class B	(41,691)	(242,212)	(126,474)	(721,554)
Class C	(390,122)	(2,278,568)	(832,884)	(4,743,892)
Class I	26,156,557	152,541,332	(17,017,143)	(96,799,944)
Class R1	5,086	29,603	5,810	33,000
Class R2	(3,556)	(20,974)	(25,604)	(147,295)
Class R3	(4,957)	(29,777)	5,960	26,968
Class R4	17,810	105,172	70,601	406,954
Class R6	4,977,674	29,112,047	881,390	5,552,641
	45,000,324	$262,847,197	(31,909,163)	$(181,633,601)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 12%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.
28

MFS Limited Maturity Fund
Notes to Financial Statements  - continued
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, the fund’s commitment fee and interest expense were $14,750 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,747,939	$1,266,626,876	$1,280,601,092	$(53,347)	$(354)	$44,720,022
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,736,526	$—
29

MFS Limited Maturity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
 We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and  brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
30

MFS Limited Maturity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IX, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	16,907,334,964.271	564,877,606.664
John A. Caroselli	16,919,748,090.782	552,464,480.153
Maureen R. Goldfarb	16,987,867,788.742	484,344,782.193
Peter D. Jones	16,947,211,557.080	525,001,013.855
John P. Kavanaugh	16,952,477,521.647	519,735,049.288
James W. Kilman, Jr.	16,931,150,908.125	541,061,662.810
Clarence Otis, Jr.	16,921,309,024.232	550,903,546.702
Michael W. Roberge	16,956,315,372.901	515,897,198.033
Maryanne L. Roepke	16,988,422,371.536	483,790,199.398
Paula E. Smith	17,026,175,142.111	446,037,428.824
Laurie J. Thomsen	16,991,821,354.292	480,391,216.642
Darrell A. Williams	16,944,148,530.126	528,064,040.808
31

MFS Limited Maturity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
32

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
33

MFS Municipal Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Limited Maturity Fund
Portfolio of Investments − 4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Alabama – 4.3%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$ 1,248,753
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	1,000,000	1,003,408
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	426,493
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,008,479
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,012,864
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	5,918,922
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,317,258
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,955,975
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,267,563
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	852,161
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	637,395
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,169,489
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2025	1,500,000	1,509,111
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,536,079
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,298,326
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “A”, 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,985,276
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	10,993,409
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	788,745
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	1,140,000	1,143,905
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	3,380,000	3,471,731
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,400,068
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,173,855
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,009,781
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,097,021
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	5,465,000	5,730,468
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,713,371
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	102,120
		$113,772,026
Arizona – 3.1%
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2025	$145,000	$ 145,263
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	164,105
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	129,397
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	130,372
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	141,622
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	131,757
Arizona Industrial Development Authority, Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,357,743
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,048,075
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	999,509
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	19,139,050
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,081,578
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,402,088
MTLFS-ANN

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	$1,200,000	$ 1,213,355
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	546,010
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,141,438
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	733,781
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	405,000	369,361
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	565,000	571,163
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	174,840
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	200,491
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	200,389
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	325,287
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	249,876
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	434,251
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	270,000	269,517
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	855,000	843,793
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	5,110,000	5,644,264
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3.7%, 12/01/2035 (Put Date 5/01/2025)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,124,563
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	608,870
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	152,889
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,691,309
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	6,210,000	6,829,057
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	274,059
		$80,469,122
Arkansas – 0.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$ 6,594,617
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	149,740
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	183,849
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,076
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	226,639
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	675,428
		$7,924,349
California – 6.7%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$17,250,000	$ 17,921,603
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	1,875,000	1,965,149
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,440,000	7,964,193

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	$12,080,000	$ 12,923,487
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	350,361
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,410,000	2,313,190
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,685,000	1,620,641
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,101,876
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,056,103
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,131,963
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,008,728
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	205,858
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	129,502
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	130,488
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	420,402
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	210,297
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	236,677
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,201,875
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,014,222
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.75%, 10/01/2045 (Put Date 6/02/2025)	155,000	154,950
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	450,184
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	530,000	530,831
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	1,000,000	1,000,307
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,993,350
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	398,993
California Public Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2035	1,000,000	1,000,262
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	335,213
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	25,081
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,097
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	580,000	562,537
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,450,000	2,390,667
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,119,044
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,316,088
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	2,435,000	2,571,382
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,240,557
Los Angeles County, CA, El Rancho Unified School District, General Obligation Anticipation Notes, Capital Appreciation, 0%, 8/01/2028	2,500,000	2,231,049
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2032	4,000,000	4,274,885
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2033	3,000,000	3,210,730
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2034	3,000,000	3,215,737
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,368,283
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	835,158
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	2,144,266	2,127,552
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	2,995,291
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,254,613
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	951,970
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,496,343

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5%, 5/01/2033	$16,500,000	$ 17,564,794
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,108,401
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	4,500,000	4,834,602
San Ramon, CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,642,758
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,849,296
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,169,592
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,033,288
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,141,215
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,014,859
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,474,854
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,656,257
		$176,477,685
Colorado – 2.2%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	$175,000	$ 176,509
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	126,327
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	138,553
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,040,749
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	930,000	931,499
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,555
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,030,314
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	318,489
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	490,935
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	454,196
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	422,962
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	488,905
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	931,753
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,084,981
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,293,510
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,532,568
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,206,898
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	400,719
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,491,844
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	304,755
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	511,083
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	615,748
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,180,059
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,677,314
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,000,876
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	504,022
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,298,572
		$57,284,695
Connecticut – 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$3,000,000	$ 2,887,461
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,015,217
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,471,040
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	915,382
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,066,954
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,109,034
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,504,133
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,297,176

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	$5,210,000	$ 5,174,581
		$22,440,978
Delaware – 0.2%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$110,000	$ 108,242
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,947,372
		$6,055,614
District of Columbia – 0.8%
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$1,285,000	$ 1,337,705
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Rev. (Cascade Park Apartments II Project), 3.55%, 8/01/2042 (Put Date 8/01/2025)	3,000,000	2,995,915
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,309,969
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,856,425
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,240,829
		$21,740,843
Florida – 3.8%
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	$3,000,000	$ 3,013,775
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	735,000	729,455
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	4,500,000	4,518,103
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	430,024
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	578,763
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	960,629
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,059,667
Florida Development Finance Corp., Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	288,751
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,248,275
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	804,551
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,390,567
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	491,278
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,546,115
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,342,022
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,057,019
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	505,870
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	140,949
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,015,563
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, VRDN, 5%, 5/01/2026 (Put Date 5/01/2025)	5,600,000	5,600,000
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	4,050,000	4,093,432
Greater Orlando, FL, Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,425,538
Greater Orlando, FL, Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,462,022
Greater Orlando, FL, Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2031	2,500,000	2,500,934
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2032	3,000,000	3,217,976
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2033	4,250,000	4,570,727
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2034	3,500,000	3,759,858
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	500,000	505,237
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,694,731

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	$5,000,000	$ 4,963,686
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2034	19,000,000	20,242,051
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,145,484
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,009,694
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,751,092
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,748,610
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,268,546
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,011,972
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,705,312
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,171,613
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	155,402
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	208,781
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	210,201
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	211,349
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	264,624
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	100,353
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	178,368
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	100,166
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	101,651
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	185,975
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	237,929
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	267,049
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	318,215
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	670,000	663,528
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-3”, 4.25%, 1/01/2030	900,000	891,259
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 3.7%, 5/01/2029	500,000	493,800
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4%, 5/01/2034	500,000	487,835
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	395,000	378,496
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	750,000	739,622
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	126,082
		$101,290,576
Georgia – 4.1%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2034	$645,000	$ 695,974
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2035	790,000	847,041
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,781,886
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	742,089
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	908,490
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	2,213,000	2,209,897
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Skyline Apartments), 3.75%, 9/01/2025	2,125,000	2,123,899
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,324,012
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,993,077
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	753,838
Columbus, GA, Housing Authority, Multi-Family Housing Rev. (HACG RAD II Project), 3.3%, 11/01/2028 (Put Date 11/01/2027)	1,500,000	1,497,259

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	$2,724,000	$ 2,734,373
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 4%, 6/01/2035	500,000	474,537
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,582,905
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 3.4%, 9/01/2025	378,000	377,144
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,827,818
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,295,000	4,533,870
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,142,066
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,765,378
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,031,100
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,704,002
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,068,537
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,477,216
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 3.6%, 1/01/2039 (Put Date 2/01/2030)	9,000,000	8,924,146
		$108,520,554
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$ 410,285
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	812,434
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,800,921
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	573,402
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	414,046
Guam International Airport Authority Rev., Taxable, “A”, 2.499%, 10/01/2025	225,000	223,070
Guam International Airport Authority Rev., Taxable, “A”, 2.499%, 10/01/2025	315,000	312,361
		$4,546,519
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	$350,000	$ 350,641
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	258,034
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	526,748
		$1,135,423
Idaho – 0.3%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,028,733
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	5,450,000	5,920,897
		$7,949,630
Illinois – 7.9%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	$1,500,000	$ 1,518,061
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,107,804
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,042,589
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,814,405
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,805,065
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	7,740,000	7,992,366
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,622,056
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,447,660
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,142,005
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	825,000	847,609
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,102,655
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,372,485
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	6,070,000	6,117,928
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,727,004

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	$1,120,000	$ 1,153,184
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	873,918
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,399,218
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,291,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,515,660
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,059,665
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,825,930
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,327,833
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,281,067
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,485,039
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,382,061
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,035,935
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,044,453
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,260,536
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,289,368
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	2,610,000	2,726,119
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,196,137
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,582,274
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	1,000,000	1,064,427
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,067,976
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,002,158
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,534,537
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,040,868
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2036	1,325,000	1,394,730
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	150,118
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	554,121
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	451,295
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035) (w)	4,375,000	4,618,659
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,550,000	1,566,115
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	485,895
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	535,411
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	596,031
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	818,014
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	938,272
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	994,493
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,074,163
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,135,481
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	756,640
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	358,855	104,068
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	204,795
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	264,262
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	247,303
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	751,118
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	225,336

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	$1,300,000	$ 1,316,247
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	242,671
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,278,356
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	866,270
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	618,499
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	190,000	162,542
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	507,482
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	513,835
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	517,147
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	520,243
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	518,552
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	439,412
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	515,151
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,152,391
Illinois Housing Development Authority, Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	6,175,000	6,177,171
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,854,242
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,527,757
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	966,737
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,019,358
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	343,012
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	706,202
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	98,757
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	453,505
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	468,487
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	165,905
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	171,116
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	698,147
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	538,025
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	661,636
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,049,383
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,380,677
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	326,521
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	254,640
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	701,996
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,713,185
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,032,536
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	126,275
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	123,328
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	274,791
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	245,706

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	$210,000	$ 227,835
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	566,935
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	283,914
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	239,497
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,549,655
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,254
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	381,398
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	933,198
Winnebago, Ogle, Boone, Stephenson, Dekalb, McHenry & IL Counties, (Rock Valley College), “A”, 4%, 1/01/2035	10,000,000	9,824,570
		$207,461,361
Indiana – 1.4%
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	$570,000	$ 570,488
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	108,206
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	496,626
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,403,625
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	273,296
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,609,908
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	758,263
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	797,991
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,174,603
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,013,138
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,619,403
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,251,305
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,021,242
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,036,092
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,788,508
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,538,699
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,489,007
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	534,784
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,000,136
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev, “E”, 5%, 3/01/2033	1,000,000	1,040,530
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	360,212
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,503,908
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,234,784
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,558,460
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,450,000	2,454,244
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,008,918
		$37,646,376
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	$1,425,000	$ 1,436,509
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	580,000	595,549
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	565,000	585,265
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	518,320
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,072,238
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	637,213
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,182,296
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	701,452
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,928,713
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	665,262
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,018,489

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Iowa – continued
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	$325,000	$ 337,287
		$14,678,593
Kansas – 0.8%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$85,000	$ 84,926
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	318,283
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	326,281
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	293,991
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,782,800
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,896,096
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,008,651
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,125,478
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,231,300
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,337,160
Shawnee County, KS, Multi-Family (Union at Tower District), “A”, 3.75%, 5/01/2059 (Put Date 5/01/2028)	5,000,000	5,007,778
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	1,910,000	1,950,020
		$20,362,764
Kentucky – 2.4%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$ 4,492,348
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,912,949
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	270,448
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	228,584
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,295,000	2,215,173
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,749,666
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,015,891
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,676,793
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,350,940
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	750,522
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,023,150
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	960,996
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,052,337
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,017,446
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,177,309
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	719,115
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,284,134
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	9,840,000	10,787,877
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2025	160,000	161,178
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,169,934
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,070,188
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,351,372
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	5,000,000	5,001,758
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	951,103
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,114,235
		$63,505,446
Louisiana – 0.4%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,410,000	$ 4,872,160
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,610,687
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	740,062

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	$330,000	$ 316,655
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	431,771
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,183,102
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	301,205
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	695,850
		$11,151,492
Maine – 0.1%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2025	$330,000	$ 331,791
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	360,000	364,574
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	737,254
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,020,396
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	998,891
		$3,452,906
Maryland – 0.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$ 1,008,288
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	347,831
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	160,000	159,651
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,600,220
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	654,869
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	497,540
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	438,626
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	308,916
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	300,840
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	297,222
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	2,665,000	2,884,304
Montgomery County, MD, Housing Opportunities Commission Multi-Family Rev., “A”, FHA, 3.85%, 7/01/2034	4,000,000	3,949,510
		$12,447,817
Massachusetts – 1.7%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$ 479,098
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	608,400
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	529,736
Massachusetts Development Finance Agency Rev. (Brown University), “B”, 5%, 8/15/2055 (Put Date 8/15/2031) (w)	2,230,000	2,365,740
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,474,305
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	229,459
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	143,466
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	250,044
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	320,450
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,500,621
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,765,098
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,028,000
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,151,444
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,507,506
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,015,027
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	794,142
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	865,247
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	351,928

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	$350,000	$ 357,957
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,426,743
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	851,776
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,015,966
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,534,580
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	2,995,000	2,843,573
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	4,000,000	3,872,557
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	44,847
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2028	2,000,000	2,062,265
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2029	4,500,000	4,660,980
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	995,694
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	1,966,780
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2035	3,340,000	3,461,705
		$45,475,134
Michigan – 2.9%
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	$675,000	$ 675,000
Lincoln, MI, Consolidated School District, General Obligation Unlimited Tax Refuding, Taxable, 0.83%, 5/01/2025	1,000,000	1,000,000
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,002,495
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,096,678
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	114,105	113,016
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035) (w)	7,555,000	8,123,536
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,363,725
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,711,368
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,807,957
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	8,983,888
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	2,865,000	2,997,595
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,257,267
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,674,138
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,443,018
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,229,952
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,048,108
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,082,739
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,093,275
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,026,870
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	526,134
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	352,979
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,785,109
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,866,093
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,699,687
		$76,960,627
Minnesota – 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	$400,000	$ 398,212
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	229,507
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,735,000	5,048,588
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	853,790
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	710,407
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	717,407

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
Minnesota Rural Water Finance Authority Rev. (Public Projects), 3.3%, 8/01/2026	$3,450,000	$ 3,446,624
		$11,404,535
Mississippi – 0.7%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	$3,680,000	$ 3,682,761
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,973,024
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	382,245
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	356,839
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	381,286
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	828,801
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	279,757
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	532,546
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	825,461
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,017,241
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	421,418
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,486,327
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,988,252
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	454,729
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	463,394
		$18,074,081
Missouri – 1.1%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$ 150,728
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,140,000	1,063,561
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	459,017
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	203,413
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	412,202
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	290,821
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 6%, 5/01/2056	10,000,000	10,845,233
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	3,235,000	3,578,286
Missouri Joint Municipal Electric Utility Commission Power Project Rev. (Iatan 2 Project), “A”, 5%, 12/01/2035	5,000,000	5,006,276
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	147,833
Poplar Bluff, MO, Transportation Development District Convertible Transportation Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,640,000	1,545,831
Springfield, MO, Public Utility Refunding Rev., 4%, 8/01/2036	5,250,000	5,071,647
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	301,294
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	352,973
		$29,429,115
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$ 6,078,836
Nebraska – 0.5%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2027	$2,500,000	$ 2,586,957
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2028	2,000,000	2,088,277
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2029	1,200,000	1,264,458
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2030	2,000,000	2,119,917
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2031	1,400,000	1,494,946
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2032	1,125,000	1,202,879

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nebraska – continued
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2033	$1,500,000	$ 1,604,773
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2034	1,500,000	1,605,025
		$13,967,232
Nevada – 0.3%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$1,545,000	$ 1,571,386
Nevada Housing Division, Multi-Unit Housing Rev. (Carville Park Apartments), HUD Section 8, 5%, 7/01/2028 (Put Date 7/01/2027)	2,235,000	2,308,088
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	995,683
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	863,204
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,279,751
		$7,018,112
New Hampshire – 1.7%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$5,775,000	$ 5,744,110
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	263,920
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	572,682
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	294,394
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	273,212
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	285,891
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	15,025,000	15,113,984
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,310,811
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	905,986
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	605,000	616,560
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	495,511
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	670,000	677,091
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	569,003
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	576,214
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	175,000	182,825
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	1,765,000	1,549,400
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,705,000	8,289,280
		$44,720,874
New Jersey – 3.3%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$3,625,000	$ 3,669,657
Hudson County, NJ, Redevelopment Agency Rev. (Bayfront Redevelopment Project), 4.5%, 12/11/2025	3,500,000	3,515,194
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,207,225
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	796,468
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,000,743
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,018,042
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,622,381
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,118,288
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,612,311
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,039,600
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,552,883
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,093,111
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	6,855,000	6,486,547
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,337,794
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,104,789

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	$1,420,000	$ 1,422,782
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	418,352
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	341,575
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2031	1,200,000	1,261,063
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	5,410,000	5,253,683
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,616,352
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	856,865
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,345,142
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,458,067
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,594,628
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,037,900
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	5,000,000	5,196,290
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2031	3,800,000	3,993,366
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,168,797
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “B”, HUD Section 8, 3.375%, 11/01/2027	2,760,000	2,723,912
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “E-2”, 3.375%, 11/01/2027	5,500,000	5,429,980
New Jersey Transportation Trust Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,045,650
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,714,709
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,057,844
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,413,646
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,368,797
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,331,417
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,865,333
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,768,700
		$87,859,883
New Mexico – 1.1%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$ 1,008,406
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	6,974,641
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,082
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	305,672
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	175,000	183,041
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	480,390
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	318,272
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	370,097
New Mexico Finance Authority, Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2032	750,000	760,192
New Mexico Finance Authority, Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2033	775,000	784,954
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,055,623
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,013,667
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,505,361
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	2,375,000	2,375,329
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	4,940,000	5,338,063
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A”, GNMA, 5.75%, 3/01/2056	5,645,000	6,111,436
		$28,735,226

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – 5.0%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$185,000	$ 182,736
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	723,886
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	405,151
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	652,683
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	655,424
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	668,327
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	818,517
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,187,058
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,831,276
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	793,661
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,907,486
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	17,950,000	17,470,254
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,007,256
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	1,730,000	1,713,877
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	350,000	350,000
New York Housing Finance Agency Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,412,521
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,040,461
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,089,439
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	1,985,000	1,947,850
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,040,817
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,775,675
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,105,422
New York Urban Development Corp., Personal Income Tax Rev., “A”, 5%, 3/15/2035	10,000,000	10,127,171
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “A-2”, 3.25%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	4,893,210
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “B-2”, 3.95%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,028,903
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	500,000
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,432,108
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,194,094
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,223,643
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,638,568
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,436,801
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,008,282
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	176,447
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,812,312
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,213,582
Port Authority of NY & NJ (246th Series), 5%, 9/01/2031	10,000,000	10,650,020
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	235,090
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	108,873
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	134,968
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	127,515
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	750,424
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	252,043
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,000,375

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	$2,000,000	$ 2,026,805
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,538,610
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,804,410
		$131,094,031
North Carolina – 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$ 996,094
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	635,000	635,144
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,595,733
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,057,705
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	735,699
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	771,888
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	752,645
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	941,405
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,454,622
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	250,187
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,281,099
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,469,140
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,481,843
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,482,871
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	850,000	851,461
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,265,196
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,591,240
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	441,782
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	464,509
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	370,451
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	747,950
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	773,805
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	799,790
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	245,993
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	292,843
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	187,763
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	597,485
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	283,690
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	520,911
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,515,616
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	645,000
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,015,329

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
Raleigh-Durham, NC, Airport Authority Rev., “C”, 5%, 5/01/2030	$1,000,000	$ 1,022,928
		$35,539,817
North Dakota – 0.1%
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	$2,340,000	$ 2,341,483
Ohio – 3.4%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$ 541,061
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	249,926
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,031,784
Columbus, OH, Metropolitan Housing Authority Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,958,408
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	2,695,000	2,648,152
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,647,140
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2033	4,300,000	4,531,221
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2034	3,120,000	3,300,784
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	2,695,000	2,841,764
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2026	2,000,000	2,015,626
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,194,271
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,411,874
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,816,819
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	687,494
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	833,743
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	878,483
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	928,716
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	978,033
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,025,734
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,079,317
Huber Heights, OH, Various Purpose Anticipation Notes (General Obligation), 4.5%, 7/10/2025	4,900,000	4,905,645
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	817,798
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	508,209
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	595,501
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,506,762
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,049,528
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,055,973
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	945,430
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	837,807
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,041,856
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	203,607
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	124,159
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	141,067
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,909,735
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,445,474
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	305,000	301,858
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	555,000	562,337
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,819,906
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Post Oak Station), HUD Section 8, 3.85%, 7/01/2025	7,460,000	7,457,663
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,479,142
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,259,420	7,473,549
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,180,000	5,442,217
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	142,291

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	$420,000	$ 430,317
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	382,080
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	857,607
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	495,675
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	301,638
		$89,835,181
Oklahoma – 0.3%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$2,170,000	$ 2,401,375
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2032 (w)	1,650,000	1,780,488
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037 (w)	2,075,000	2,258,878
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	799,396
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	501,181
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	440,009
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	301,801
		$8,483,128
Oregon – 0.4%
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	$225,000	$ 225,690
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	152,038
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	128,255
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	155,047
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	311,746
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	313,626
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	7,914,992
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,002,132
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2025	125,000	125,109
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	434,302
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	413,756
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	311,302
		$11,487,995
Pennsylvania – 6.6%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “B-2”, 3.6%, 6/01/2029	$1,500,000	$ 1,461,825
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2031	3,000,000	3,169,988
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2032	6,195,000	6,579,177
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2033	3,230,000	3,440,767
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	2,750,000	2,788,186
Allentown, PA, City School District General Obligation, BAM, 5%, 2/01/2026	4,155,000	4,204,779
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,326,814
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	500,000
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	496,691
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	883,867
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	500,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,208,432
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	8,607,491
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	4,654,074	3,341,210
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,515,722
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	354,863
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	726,451
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	747,494
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	763,327
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	777,245

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	$450,000	$ 395,110
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	225,000	224,960
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,066,037
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,460,699
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,465,000	1,382,805
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	265,122
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	124,822
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	100,013
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	145,803
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	633,601
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	502,206
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	525,935
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	498,287
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	412,038
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	500,565
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	115,377
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	439,846
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	609,030
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	536,893
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	892,713
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,040,093
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,220,318
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	954,547
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	501,075
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,063,448
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,425,105
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,484,140
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), 5%, 8/15/2034	10,450,000	11,295,342
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,586,822
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,714,053
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	2,300,000	2,306,720
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,816,337
Pennsylvania Economic Development Financing Authority, (UPMC) Rev., “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	11,485,000	12,283,969
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	923,982
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,451,148
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,500,000	5,530,251
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	4,995,341
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,610,575
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,470,219
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,429,845
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,093,397
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,299,868
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,069,604
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	479,542
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,748,723
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	356,316
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	563,061

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$230,000	$ 236,368
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,696,169
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	350,000
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	503,237
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	1,835,000	1,837,950
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	754,767
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	759,441
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,093,545
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,115,092
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,279,422
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,335,450
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,422,649
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	375,635
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	235,000	238,465
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	650,290
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,917,384
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,455,205
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,365,960
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,395,481
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,120,395
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	511,768
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	560,000	559,443
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	624,533
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	148,307
		$172,686,988
Puerto Rico – 1.9%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$14,750,000	$ 15,331,631
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	1,521,000	1,612,542
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	315,507
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,106,603
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	265,427
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,008
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,011
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	194,790
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	619,557
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,594,403
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	202,935
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	12,917,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	11,407,831
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,272
		$48,953,655
Rhode Island – 1.8%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$ 5,063,635
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-A”, 3.35%, 10/01/2055 (Put Date 10/01/2027)	2,550,000	2,524,696
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-B”, 3.3%, 4/01/2028	5,000,000	4,942,725

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	$600,000	$ 604,915
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	890,554
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	825,452
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,898,054
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	1,970,537
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,050,529
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	1,990,548
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2028	500,000	516,919
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2029	1,000,000	1,038,333
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2030	1,500,000	1,564,016
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2031	1,000,000	1,046,189
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2032	900,000	941,110
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	1,775,000	1,617,749
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	793,899
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,080,000	3,770,634
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,005,249
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	964,548
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	819,272
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,029,124
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	652,056
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,008,076
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,146,559
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,184,469
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,222,701
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,303,757
		$46,386,305
South Carolina – 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	$8,700,000	$ 9,232,602
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,007,524
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	860,000	818,980
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	339,268
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,347,652
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032) (w)	3,440,000	3,663,050
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	2,145,000	2,130,477
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,759,201
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,512,432
		$26,811,186
South Dakota – 0.3%
South Dakota Housing Development Authority, Homeownership Mortgage Rev., “A”, GNMA, 6.5%, 11/01/2055	$6,250,000	$ 7,038,233
Tennessee – 3.0%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$ 2,011,840
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,234,383
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	269,607
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	507,538
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	495,863

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	$1,450,000	$ 1,469,669
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,159,222
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	930,537
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	177,989
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,368,092
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,094,567
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	579,013
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	739,677
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	776,683
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,679,157
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 4%, 11/01/2049	18,380,000	18,386,582
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	19,000,000	19,488,184
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,353,162
Tennessee Housing Development Agency, Residential Finance Program Rev., “B-3”, 3.5%, 7/01/2055 (Put Date 10/01/2025)	3,000,000	2,997,584
		$77,719,349
Texas – 8.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$575,000	$ 572,321
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,047,248
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,148,471
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	1,000,000	983,203
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	713,578
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	303,745
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	949,431
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,015,083
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	820,682
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	731,010
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,379,653
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	511,910
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,489,192
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,327,766
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,143,984
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,377,671
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,691,993
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	3,175,000	2,795,593
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	7,000,000	7,314,782
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	6,065,000	6,301,584
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	366,411
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,008,761
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,009,070
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,125,076
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,398,931
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	490,922
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,749,026
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,540,000	3,541,537
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	120,112
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	150,140
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	6,900,000	6,769,656
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,655,842

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	$1,905,000	$ 2,055,853
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,532,697
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2032	380,000	405,941
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	508,065
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	513,655
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,011,013
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,071,843
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,137,968
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	491,478
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	459,406
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	540,465
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	362,610
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	520,944
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	264,009
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	519,541
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,001,744
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,052,959
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	356,558
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2035	7,120,000	7,266,772
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	665,000	672,408
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	492,176
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	230,454
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,703,284
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,120,510
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	502,083
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	354,430
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	130,070
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	151,102
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	228,773
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	280,366
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	188,371
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	6,905,786
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,808,558
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4%, 6/01/2054 (Put Date 6/01/2034)	5,455,000	5,288,689
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	2,230,000	2,204,263
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2025	390,000	391,887
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2026	285,000	289,671
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2027	350,000	359,332
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2028	440,000	455,793
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2029	575,000	600,173
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2030	805,000	845,757
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	635,000	671,517
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2032	665,000	705,346
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2033	700,000	743,416
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	567,076
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,709,589
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	1,972,470
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	835,518
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	4,991,750
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,017,044
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,718,863

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	$1,870,000	$ 1,928,122
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	587,058
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,603,223
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,271,348
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,821,006
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,156,395
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,051,018
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,673,121
Tarrant County, TX, Housing Finance Corporation, Multi-Family Housing Rev. (Wildwood Branch), 3.6%, 2/01/2043 (Put Date 2/01/2028)	7,000,000	7,009,439
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	140,532
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,110,839
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,015,114
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Rev., “C”, FLR, 3.7% (SOFR - 3mo. + 0.86%), 9/15/2027	3,190,000	3,190,008
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,320,726
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,179,057
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	6,000,000	6,237,208
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	399,076
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	500,000
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	118,959
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	422,447
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,680,994
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	586,112
		$217,216,232
U.S. Virgin Islands – 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$ 2,679,956
Utah – 0.7%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 1,993,807
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,219,392
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,195,207
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,005,646
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	1,810,000	1,964,227
Utah Housing Corp., Single Family Mortgage Rev., “C”, GNMA, 6.5%, 7/01/2055	6,510,000	7,321,729
		$19,700,008
Vermont – 0.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	$360,000	$ 360,406
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,488,885
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	784,956
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	141,799
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	783,257
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,018,337
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,018,337
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	432,793
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,636,480
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,774,558
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	536,970
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,670,766

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	$1,450,000	$ 1,477,201
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,019,215
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	875,661
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,126,978
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,331,265
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	469,510
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,540,536
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	723,246
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,642,928
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	738,012
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	580,951
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	734,968
		$24,908,015
Virginia – 2.0%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	$475,000	$ 475,949
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	221,631
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,232,733
Fairfax County, VA, Redevelopment & Housing Authority, Multi-Family Housing Rev. (One University Senior Apartments), 4%, 12/01/2025 (Put Date 6/01/2025)	14,480,000	14,471,787
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	920,047
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,304,953
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	96,521
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,315,895
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	349,987
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	403,939
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 3/01/2029	525,000	514,821
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 9/01/2029	1,750,000	1,711,213
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,311,235
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,659,561
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,425,245
		$51,415,517
Washington – 2.2%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$3,275,000	$ 3,217,133
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,902,892
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,924,646
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032	1,500,000	1,641,884
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033	1,350,000	1,479,231
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,811,857
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,272,366
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,959,333
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,041,114
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,085,391
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,640,693
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	11,790,638

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	$5,000,000	$ 4,652,087
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,461,260
		$58,880,525
West Virginia – 0.8%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2025	$795,000	$ 795,274
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2026	405,000	409,013
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	505,000	513,436
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	541,556
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	369,331
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	361,076
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	749,258
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	413,323
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	412,009
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	415,000	415,046
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	829,929
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,374,969
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,873,263
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,460,427
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	984,748
		$20,502,658
Wisconsin – 2.2%
Deerfield, WI, Community School District, Bond Anticipation Notes, 4%, 3/01/2030	$14,500,000	$ 14,646,884
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	1,150,000	1,150,011
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	230,380
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	304,345
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	439,436
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	917,172
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	875,514
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	874,876
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,720,800
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,058,502
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	505,000	507,577
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	343,527
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	357,157
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	370,269
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	383,487
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,298,172
Wisconsin Housing & Economic Development Authority Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	2,040,000	2,043,807
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,336,751
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	500,352
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	425,262
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	329,096
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	462,216
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	752,673

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	$900,000	$ 944,248
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	198,889
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	253,022
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	321,334
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,315,785
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	725,000	725,347
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	3,613,613
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	7,970,000	7,526,654
		$58,227,158
Wyoming – 0.0%
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	$695,000	$ 695,566
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	382,806
		$1,078,372
Total Municipal Bonds (Identified Cost, $2,583,816,226)		$2,563,024,216
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$7,427,000	$ 7,069,768
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,328,710
Total Bonds (Identified Cost, $8,487,788)		$8,398,478
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.615%, 8/25/2041 (Identified Cost, $5,771,237)	$5,726,344	$ 5,918,394
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $43,474,977)	43,474,178	$ 43,474,178
Other Assets, Less Liabilities – 0.6%		15,089,652
Net Assets – 100.0%		$2,635,904,918
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,474,178 and $2,577,341,088, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,592,932, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal

MFS Municipal Limited Maturity Fund
Portfolio of Investments – continued
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $2,598,075,251)	$2,577,341,088
Investments in affiliated issuers, at value (identified cost, $43,474,977)	43,474,178
Receivables for
Investments sold	2,690,700
Fund shares sold	7,527,236
Interest and dividends	32,423,734
Other assets	3,998
Total assets	$2,663,460,934
Liabilities
Payables for
Distributions	$693,087
When-issued investments purchased	22,728,178
Fund shares reacquired	3,413,120
Payable to affiliates
Investment adviser	1,383
Administrative services fee	1,876
Shareholder servicing costs	512,962
Distribution and service fees	9,941
Payable for independent Trustees' compensation	837
Accrued expenses and other liabilities	194,632
Total liabilities	$27,556,016
Net assets	$2,635,904,918
Net assets consist of
Paid-in capital	$2,770,485,294
Total distributable earnings (loss)	(134,580,376)
Net assets	$2,635,904,918
Shares of beneficial interest outstanding	333,285,225
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,124,732,019	142,108,314	$7.91
Class B	56,450	7,140	7.91
Class C	13,584,536	1,715,812	7.92
Class I	926,883,927	117,245,763	7.91
Class R6	570,647,986	72,208,196	7.90
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.11 [100 / 97.50 x $7.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/25 Net investment income (loss)
Income
Interest	$90,827,200
Dividends from affiliated issuers	2,876,936
Other	669
Total investment income	$93,704,805
Expenses
Management fee	$9,088,369
Distribution and service fees	2,935,732
Shareholder servicing costs	1,563,830
Administrative services fee	375,476
Independent Trustees' compensation	46,909
Custodian fee	300,744
Shareholder communications	135,523
Audit and tax fees	70,424
Legal fees	12,236
Miscellaneous	268,999
Total expenses	$14,798,242
Fees paid indirectly	(4,995)
Reduction of expenses by investment adviser and distributor	(2,013,421)
Net expenses	$12,779,826
Net investment income (loss)	$80,924,979
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,280,627)
Affiliated issuers	(5,680)
Net realized gain (loss)	$(7,286,307)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$21,163,009
Affiliated issuers	(800)
Net unrealized gain (loss)	$21,162,209
Net realized and unrealized gain (loss)	$13,875,902
Change in net assets from operations	$94,800,881
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/25	4/30/24
Change in net assets
From operations
Net investment income (loss)	$80,924,979	$72,885,186
Net realized gain (loss)	(7,286,307)	(17,568,644)
Net unrealized gain (loss)	21,162,209	23,280,127
Change in net assets from operations	$94,800,881	$78,596,669
Total distributions to shareholders	$(80,018,002)	$(71,734,787)
Change in net assets from fund share transactions	$19,326,363	$(299,611,593)
Total change in net assets	$34,109,242	$(292,749,711)
Net assets
At beginning of period	2,601,795,676	2,894,545,387
At end of period	$2,635,904,918	$2,601,795,676
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.87	$7.85	$7.86	$8.40	$8.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.20	$0.14	$0.10	$0.14
Net realized and unrealized gain (loss)	0.04	0.02	(0.01)	(0.54)	0.34
Total from investment operations	$0.28	$0.22	$0.13	$(0.44)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.20)	$(0.14)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$7.91	$7.87	$7.85	$7.86	$8.40
Total return (%) (r)(s)(t)(x)	3.52	2.86	1.68	(5.24)	5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.72	0.76
Expenses after expense reductions (f)	0.58	0.59	0.60	0.61	0.65
Net investment income (loss)	3.00	2.61	1.79	1.25	1.65
Portfolio turnover rate	29	30	35	23	18
Net assets at end of period (000 omitted)	$1,124,732	$1,114,939	$1,210,132	$1,351,962	$1,382,963
Class B	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.86	$7.84	$7.85	$8.39	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.14	$0.08	$0.04	$0.08
Net realized and unrealized gain (loss)	0.05	0.02	(0.01)	(0.54)	0.33
Total from investment operations	$0.23	$0.16	$0.07	$(0.50)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.08)	$(0.04)	$(0.07)
Net asset value, end of period (x)	$7.91	$7.86	$7.84	$7.85	$8.39
Total return (%) (r)(s)(t)(x)	2.89	2.11	0.92	(5.96)	5.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.52
Expenses after expense reductions (f)	1.33	1.34	1.35	1.36	1.40
Net investment income (loss)	2.25	1.83	1.03	0.50	0.96
Portfolio turnover rate	29	30	35	23	18
Net assets at end of period (000 omitted)	$56	$71	$145	$167	$188

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class C	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.87	$7.85	$7.86	$8.41	$8.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.14	$0.07	$0.03	$0.07
Net realized and unrealized gain (loss)	0.05	0.01	(0.01)	(0.55)	0.35
Total from investment operations	$0.22	$0.15	$0.06	$(0.52)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.07)	$(0.03)	$(0.07)
Net asset value, end of period (x)	$7.92	$7.87	$7.85	$7.86	$8.41
Total return (%) (r)(s)(t)(x)	2.79	1.99	0.82	(6.16)	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.51
Expenses after expense reductions (f)	1.43	1.44	1.45	1.46	1.50
Net investment income (loss)	2.14	1.74	0.93	0.40	0.84
Portfolio turnover rate	29	30	35	23	18
Net assets at end of period (000 omitted)	$13,585	$19,082	$28,050	$39,268	$51,865
Class I	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.86	$7.84	$7.85	$8.40	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.15	$0.12	$0.15
Net realized and unrealized gain (loss)	0.05	0.01	(0.01)	(0.55)	0.35
Total from investment operations	$0.30	$0.23	$0.14	$(0.43)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.21)	$(0.15)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$7.91	$7.86	$7.84	$7.85	$8.40
Total return (%) (r)(s)(t)(x)	3.81	3.01	1.82	(5.22)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.47	0.51
Expenses after expense reductions (f)	0.43	0.44	0.45	0.46	0.50
Net investment income (loss)	3.14	2.75	1.92	1.39	1.80
Portfolio turnover rate	29	30	35	23	18
Net assets at end of period (000 omitted)	$926,884	$933,762	$1,047,034	$1,435,075	$1,413,405

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.86	$7.83	$7.84	$8.39	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.22	$0.16	$0.12	$0.15
Net realized and unrealized gain (loss)	0.03	0.03	(0.01)	(0.55)	0.34
Total from investment operations	$0.29	$0.25	$0.15	$(0.43)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.22)	$(0.16)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$7.90	$7.86	$7.83	$7.84	$8.39
Total return (%) (r)(s)(t)(x)	3.75	3.22	1.90	(5.16)	6.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	0.39	0.39	0.39	0.44
Expenses after expense reductions (f)	0.36	0.37	0.38	0.38	0.43
Net investment income (loss)	3.22	2.83	2.02	1.47	1.84
Portfolio turnover rate	29	30	35	23	18
Net assets at end of period (000 omitted)	$570,648	$533,942	$609,185	$618,894	$500,212
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,568,942,610	$—	$2,568,942,610
U.S. Corporate Bonds	—	8,398,478	—	8,398,478
Investment Companies	43,474,178	—	—	43,474,178
Total	$43,474,178	$2,577,341,088	$—	$2,620,815,266
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/25	Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$3,068,518	$2,061,744
Tax-exempt income	76,949,484	69,673,043
Total distributions	$80,018,002	$71,734,787
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
As of 4/30/25
Cost of investments	$2,640,921,189
Gross appreciation	15,619,936
Gross depreciation	(35,725,859)
Net unrealized appreciation (depreciation)	$(20,105,923)
Undistributed ordinary income	2,373,902
Undistributed tax-exempt income	1,663,588
Capital loss carryforwards	(111,641,867)
Other temporary differences	(6,870,076)
Total distributable earnings (loss)	$(134,580,376)
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(38,567,994)
Long-Term	(73,073,873)
Total	$(111,641,867)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/25	Year ended 4/30/24
Class A	$32,918,881	$29,353,909
Class B	1,476	1,995
Class C	340,822	392,851
Class I	29,317,027	26,117,550
Class R6	17,439,796	15,868,482
Total	$80,018,002	$71,734,787
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2025, this management fee reduction amounted to $353,019, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.33% of the fund’s average daily net assets.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2025, this reduction amounted to $550,923, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,010 for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,773,565
Class B	0.75%	0.25%	1.00%	0.90%	666
Class C	0.75%	0.25%	1.00%	1.00%	161,501
Total Distribution and Service Fees					$2,935,732
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2025, this waiver amounted to $1,109,412 and $67 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the year ended April 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
Amount
Class A	$100,211
Class B	—
Class C	1,763
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2025, the fee was $38,387, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,525,443.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Class I for an aggregate amount of $21.
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $773,297,483 and $731,310,159, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,066,951	$287,210,714	39,759,896	$311,841,532
Class C	285,300	2,272,394	265,507	2,085,244
Class I	44,880,512	356,668,406	49,615,641	387,679,263
Class R6	20,584,738	163,508,793	19,612,168	153,358,011
	101,817,501	$809,660,307	109,253,212	$854,964,050
Shares issued to shareholders in reinvestment of distributions
Class A	3,936,001	$31,343,609	3,533,165	$27,701,959
Class B	185	1,468	255	1,995
Class C	37,075	295,285	43,093	337,845
Class I	2,905,901	23,117,414	2,604,357	20,392,944
Class R6	2,075,421	16,503,146	1,889,066	14,785,170
	8,954,583	$71,260,922	8,069,936	$63,219,913
Shares reacquired
Class A	(39,557,614)	$(314,921,246)	(55,850,359)	$(437,769,726)
Class B	(2,116)	(16,942)	(9,686)	(76,211)
Class C	(1,030,175)	(8,194,694)	(1,458,408)	(11,402,838)
Class I	(49,318,380)	(392,363,761)	(67,027,485)	(523,713,406)
Class R6	(18,395,826)	(146,098,223)	(31,310,632)	(244,833,375)
	(108,304,111)	$(861,594,866)	(155,656,570)	$(1,217,795,556)

MFS Municipal Limited Maturity Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Net change
Class A	445,338	$3,633,077	(12,557,298)	$(98,226,235)
Class B	(1,931)	(15,474)	(9,431)	(74,216)
Class C	(707,800)	(5,627,015)	(1,149,808)	(8,979,749)
Class I	(1,531,967)	(12,577,941)	(14,807,487)	(115,641,199)
Class R6	4,264,333	33,913,716	(9,809,398)	(76,690,194)
	2,467,973	$19,326,363	(38,333,422)	$(299,611,593)
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, the fund’s commitment fee and interest expense were $13,627 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,196,513	$782,480,647	$757,196,502	$(5,680)	$(800)	$43,474,178
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,876,936	$—

MFS Municipal Limited Maturity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Municipal Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Municipal Limited Maturity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IX, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	16,907,334,964.271	564,877,606.664
John A. Caroselli	16,919,748,090.782	552,464,480.153
Maureen R. Goldfarb	16,987,867,788.742	484,344,782.193
Peter D. Jones	16,947,211,557.080	525,001,013.855
John P. Kavanaugh	16,952,477,521.647	519,735,049.288
James W. Kilman, Jr.	16,931,150,908.125	541,061,662.810
Clarence Otis, Jr.	16,921,309,024.232	550,903,546.702
Michael W. Roberge	16,956,315,372.901	515,897,198.033
Maryanne L. Roepke	16,988,422,371.536	483,790,199.398
Paula E. Smith	17,026,175,142.111	446,037,428.824
Laurie J. Thomsen	16,991,821,354.292	480,391,216.642
Darrell A. Williams	16,944,148,530.126	528,064,040.808

MFS Municipal Limited Maturity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 96.17% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Total Return Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Fund
Portfolio of Investments − 4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$ 26,098,135
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,151,493
Boeing Co., 6.528%, 5/01/2034	20,794,000	22,335,754
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,438,105
Boeing Co., 5.805%, 5/01/2050	14,572,000	13,658,524
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	31,868,375
		$107,550,386
Asset-Backed & Securitized – 18.3%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.96% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$23,763,500	$ 23,441,219
ACREC 2021-FL1 Ltd., “C”, FLR, 6.584% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	10,841,500	10,789,207
ACREC 2021-FL1 Ltd., “D”, FLR, 7.084% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,991,472
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,835,747
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	7,325,941	7,344,894
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	25,524,113	25,466,018
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	23,903,750	23,964,142
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	14,791,552	14,710,038
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.286% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,750,089
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	4,040,751
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.786% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	3,605,006	3,589,100
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,772,662
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.345% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,579,810
AREIT 2022-CRE6 Trust, “B”, FLR, 6.2% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,899,994
AREIT 2022-CRE6 Trust, “C”, FLR, 6.5% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,037,792
AREIT 2022-CRE6 Trust, “D”, FLR, 7.2% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,293,600
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.87% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,479,138
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,598,938	2,619,330
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.819% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	17,959,026
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,223,355	122
Bayview Commercial Asset Trust, FLR, 4.906% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	71,891	69,301
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	278,457	542,360
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,508,068
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.35%, 12/15/2055	10,215,909	10,879,251
BDS 2024-FL13 Ltd., “A”, FLR, 5.896% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,290,744
BDS 2025-FL14 Ltd., “B”, FLR, 6.013% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	13,272,979	12,915,272
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,904,971
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.479% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,842,396
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	14,935,054
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.036% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	15,006,008
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,244,788
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,613,252
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	4,073,856
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,503,109	4,561,101
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	627,985	635,806
BXMT 2020-FL2 Ltd., “B”, FLR, 6.092% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,986,408
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	17,010,865
BXMT 2021-FL4 Ltd., “B”, FLR, 5.993% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	36,692,210
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,306,768
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.109%, 1/25/2037 (d)(q)	1,056,387	289,878
RBFFS-ANN
1

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.277%, 3/25/2037 (d)(q)	$1,088,976	$ 367,714
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,917,204	2,934,048
CIFC Funding 2016-IA BR3, Ltd., FLR, 5.719% (SOFR - 3mo. + 1.45%), 10/21/2031 (n)	23,000,000	22,827,132
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,795,423
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	16,620,169	16,529,139
Columbia Cent CLO 2021-31A, Ltd., FLR, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	12,781,056
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,785,465
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,890,569
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,364,198
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	6,272,466	6,263,945
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	625,438	624,568
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,064,256
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	7,475,027	7,584,736
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	985,447	983,304
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	33,041,784	33,137,040
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	1,491,389	1,492,563
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.581% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,508,926
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,827,154
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	5,182,790	5,215,998
Empire District Bondco LLC, 4.943%, 1/01/2033	7,494,993	7,568,106
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	7,476,925	7,599,184
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	6,045,000	6,059,978
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	12,992,000	12,994,969
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	3,418,579	3,449,594
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	59,085	62,071
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	3,471,461	3,466,621
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.231% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,893,700
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	10,314,000	10,321,669
IMPAC CMB Trust, FLR, 5.181% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	8,118	7,988
IMPAC CMB Trust, FLR, 5.361% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	4,059	4,010
IMPAC Secured Assets Corp., FLR, 5.141% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	28,635	25,638
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,001,612
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.719% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,280,296
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,306,885	1,308,753
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.186% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	23,139,597
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,393,286
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.336% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,369,915
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.919% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,156,270
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.544% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,206,161
Magnetite XXXIX Ltd., 2023-39A, “BR”, FLR, 5.832% (SOFR - 3mo. + 1.55%), 1/25/2037 (n)	6,000,000	5,954,682
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.272% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,116,825
Merrill Lynch Mortgage Investors, Inc., 3.597%, 2/25/2037 (a)(d)	1,735,611	195,327
MF1 2020-FL4 Ltd., “AS”, FLR, 6.543% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	10,615,000	10,618,303
MF1 2021-FL5 Ltd., “C”, FLR, 6.142% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,628,714
MF1 2022-FL8 Ltd., “C”, FLR, 6.519% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,451,640
MF1 2022-FL8 Ltd., “D”, FLR, 6.969% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,963,175
MF1 2024-FL14 LLC, “AS”, FLR, 6.56% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,549,017
MF1 2024-FL15 Ltd., “AS”, FLR, 6.36% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,469,665
MF1 2024-FL16 LLC, “AS”, FLR, 6.262% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	22,903,727
MF1 2025-FL17 LLC, “B”, FLR, 6.112% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,746,443
MF1 2025-FL17 Ltd., “AS”, FLR, 5.892% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,173,503
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	12,935,189	13,030,287
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,175,272
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,666,769
2

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.91% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	$20,000,000	$ 19,843,820
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, FLR, 5.961% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,546,763
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.165% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,878,024
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	9,869,544	9,859,951
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	13,769,370	13,867,289
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	11,210,791	11,265,453
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	429,564	237,535
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.921% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	16,611,125
PFP III 2024-11 Ltd., “11A”, FLR, 6.133% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	31,434,974	31,341,046
Preferred Term Securities XIX Ltd., CDO, FLR, 4.911% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,539,047	1,458,247
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.641% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,757,154
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.391% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,818,175
Residential Funding Mortgage Securities, Inc., FGIC, 3.584%, 12/25/2035 (d)(q)	137,728	2,275
Rockford Tower CLO 2020-1A, Ltd., “BRR”, FLR, 5.819% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,514,202
Sammons Financial Group, Inc., FLR, 6.069% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,168,869
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	12,884,000	12,933,339
Signal Peak CLO 2014-1A, Ltd., “CR4”, FLR, 6.23% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,207,755
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.534% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	11,075,279
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.295% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,948,504
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.545% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,134,820
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,201,663	2,236,059
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,598,847	4,731,022
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,261,721
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,030,266
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.106% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,259,608
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	7,099,795	7,107,165
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	5,749,902	5,742,096
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.968% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,192,273
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.468% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,476,063
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.818% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,944,243
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,552,546
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,581,857
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,043,431
		$1,482,430,484
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$ 12,140,957
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$13,841,000	$ 10,432,840
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	8,287,784
		$18,720,624
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$ 12,414,858
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	23,936,974
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,136,513
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,296,372
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,438,569
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	20,884,144
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,335,357
		$112,442,787
3

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$ 23,897,304
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	19,725,000	17,416,349
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,069,735
		$50,383,388
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$ 8,720,832
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,931,127
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,511,207
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,218,337
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,185,146
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,974,594
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	33,304,842
		$114,846,085
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$ 27,288,304
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,506,706
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	28,423,732
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,116,726
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,336,214
		$74,671,682
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$ 25,180,788
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$ 24,250,834
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$ 7,029,564
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	25,743,130
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	16,477,290
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,401,121
		$70,651,105
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$ 14,306,593
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$ 14,253,982
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$ 11,594,105
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	18,786,137
		$30,380,242
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$27,875,000	$ 23,096,017
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,522,639
		$34,618,656
4

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$7,896,000	$ 7,745,703
EQT Corp., 5%, 1/15/2029	5,901,000	5,902,838
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,304,192
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,119,971
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	11,851,606
		$51,924,310
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$ 13,456,034
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	26,896,122
		$40,352,156
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$ 12,718,960
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,609,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,428,478
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,809,672
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,383,924
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,871,705
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,761,068
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	1,943,994
		$59,527,426
Food & Beverages – 0.6%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$6,616,000	$ 6,717,781
Performance Food Group Co., 6.125%, 9/15/2032 (n)	19,280,000	19,285,726
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,644,775
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,137,717
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,381,838
		$47,167,837
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$ 20,401,512
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,549,738
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,017,644
		$46,968,894
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$ 14,719,402
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,212,236
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,506,308
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,351,668
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	27,798,473
		$62,588,087
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$ 20,097,336
Insurance - Property & Casualty – 1.1%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$ 18,772
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,543,583
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,603,794
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,525,767
5

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	$7,257,000	$ 6,606,706
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,791,725
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,494,591
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	4,967,391
		$86,552,329
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$ 9,254,136
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$ 24,125,738
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,488,419
		$32,614,157
Major Banks – 7.3%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$ 6,876,389
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,805,368
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	36,108,855
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	39,871,944
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,627,717
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,808,182
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,836,201
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,756,827
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,099,103
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,140,357
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,479,696
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,321,561
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,825,448
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,584,307
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	23,373,276
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	22,420,577
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,914,382
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,948,014
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,853,235
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,169,602
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,840,247
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	25,343,532
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,929,612
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	27,376,944
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,663,564
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,973,662
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,427,674
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,649,579
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,954,253
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,684,252
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	33,554,557
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	25,698,748
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,592,266
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,399,896
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	41,197,420
		$592,107,247
6

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$ 21,313,644
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,313,994
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	6,987,223
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,201,022
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,086,654
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,768,728
HCA, Inc., 4.375%, 3/15/2042	14,385,000	11,710,215
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,552,829
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,909,579
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,357,641
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,131,766
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,084,837
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,983,435
		$134,401,567
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$ 13,671,836
Metals & Mining – 1.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$ 15,587,238
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,127,475
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,506,127
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	27,408,000	24,805,106
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,379,449
Novelis, Inc., 3.875%, 8/15/2031 (n)	26,583,000	22,943,293
		$106,348,688
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$ 6,547,432
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,924,713
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,402,906
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,906,310
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	26,743,201
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,331,863
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,170,592
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,872,820
MPLX LP, 4.95%, 3/14/2052	27,389,000	21,999,808
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	31,396,619
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,743,235
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	24,892,284
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,052,716
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,126,633
		$192,111,132
Mortgage-Backed – 18.2%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$17,243,638	$ 17,067,628
Fannie Mae, 2.636%, 12/25/2026	7,488,576	7,306,920
Fannie Mae, 3.95%, 1/01/2027	547,230	547,069
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	24,203,201	22,574,375
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	22,763,550	20,489,831
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,242,587	1,938,277
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	31,889	32,942
Fannie Mae, 3%, 2/25/2033 (i)	792,592	56,551
7

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	$3,221,737	$ 3,315,275
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,638,738	3,672,093
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,355,964	1,412,608
Fannie Mae, 3.25%, 5/25/2040	249,230	237,994
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	30,142,711	29,042,231
Fannie Mae, 2%, 4/25/2046	508,384	472,591
Fannie Mae, 4%, 7/25/2046 (i)	1,043,357	194,851
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 6/01/2053	218,456,623	184,560,129
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	62,283,600	54,386,409
Fannie Mae, UMBS, 2%, 2/01/2037 - 10/01/2052	144,256,735	119,366,237
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	903,337	743,202
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	26,725,658	26,770,056
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	24,782,521	22,425,100
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2055	24,658,481	23,622,951
Fannie Mae, UMBS, 5%, 8/01/2052 - 12/01/2054	36,973,732	36,287,656
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	1,024,640	1,058,162
Fannie Mae, UMBS, 6%, 11/01/2053 - 10/01/2054	16,540,219	16,795,352
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,242,515	3,129,349
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,019,163	3,987,798
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,895,089
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,862,736
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	19,753,768	17,723,129
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,993,934
Freddie Mac, 1.214%, 7/25/2029 (i)	12,412,236	481,066
Freddie Mac, 1.262%, 8/25/2029 (i)	21,964,044	912,621
Freddie Mac, 1.955%, 4/25/2030 (i)	6,415,004	507,494
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	727,513	745,403
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	441,436	457,554
Freddie Mac, 5%, 11/01/2035 - 11/01/2054	2,562,812	2,563,404
Freddie Mac, 5.5%, 2/15/2036 (i)	179,312	28,968
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	15,353,804	14,321,174
Freddie Mac, 4.5%, 12/15/2040 (i)	74,750	6,965
Freddie Mac, 4%, 8/15/2044 (i)	174,617	15,969
Freddie Mac, UMBS, 3%, 11/01/2034 - 3/01/2053	48,426,938	42,979,925
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	169,146,290	135,282,813
Freddie Mac, UMBS, 5%, 8/01/2037 - 12/01/2054	18,265,268	17,902,844
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2053	56,159,883	47,028,834
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 7/01/2054	676,954	700,230
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 12/01/2053	49,434,397	44,710,153
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 3/01/2055	12,374,168	11,849,493
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2054	14,211,676	14,232,373
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	37,099,834	37,662,400
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2055	28,583,213	28,632,314
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	431,671	446,348
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	57,939,445	55,920,575
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	36,721,910	34,374,204
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	40,034,742	36,582,622
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	59,481,413	52,868,310
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	71,755,292	61,162,091
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	50,725,423	41,389,760
Ginnie Mae, 5%, 12/20/2052 - 12/20/2054	66,145,359	65,000,093
Ginnie Mae, 6.5%, 7/20/2054 - 8/20/2054	7,695,344	7,873,320
Ginnie Mae, TBA, 5.5%, 5/15/2055	14,600,000	14,592,186
UMBS, TBA, 2%, 5/25/2040	12,425,000	11,284,730
8

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 5/25/2040 - 6/25/2055	$23,975,000	$ 21,012,339
UMBS, TBA, 4%, 5/25/2055	11,075,000	10,320,172
UMBS, TBA, 3%, 6/25/2055	4,150,000	3,601,613
UMBS, TBA, 6.5%, 6/25/2055	5,375,000	5,530,182
		$1,468,949,067
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$ 13,438,485
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,581,790
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	580,000	578,761
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,223,181
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,638,876
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,611,131
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,674,303
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	18,727,944
		$79,474,471
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$ 17,764,495
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,547,004
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,576,205
		$46,887,704
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$ 8,255,603
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$ 3,985,875
Other Banks & Diversified Financials – 1.3%
Discover Financial Services, 6.7%, 11/29/2032	$34,164,000	$ 36,432,670
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,209,205
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	47,217,000	44,490,784
		$104,132,659
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$20,486,000	$ 19,321,752
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$ 24,590,189
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	21,267,364
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	13,858,356
		$59,715,909
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$ 25,273,241
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$ 18,860,637
9

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$34,558,000	$ 32,039,327
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$23,293,000	$ 20,398,741
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$ 22,745,218
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,421,565
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,204,037
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	25,486,342
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,045,741
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,677,458
		$93,580,361
Tobacco – 1.1%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$ 2,497,605
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	25,844,933
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,962,553
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,170,162
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,497,232
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,928,745
		$84,901,230
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$ 10,369,963
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,985,105
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	11,403,647
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,518,883
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	15,587,835	4,928,561
		$35,206,159
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.57%, 6/01/2025	$10,848	$ 10,845
Small Business Administration, 4.76%, 9/01/2025	34,993	34,824
Small Business Administration, 5.39%, 12/01/2025	4,370	4,367
Small Business Administration, 5.35%, 2/01/2026	24,539	24,552
Small Business Administration, 3.25%, 11/01/2030	416,213	406,781
Small Business Administration, 2.85%, 9/01/2031	670,481	641,604
Small Business Administration, 2.37%, 8/01/2032	455,776	431,403
Small Business Administration, 2.13%, 1/01/2033	932,233	870,967
Small Business Administration, 2.21%, 2/01/2033	231,238	217,299
Small Business Administration, 2.22%, 3/01/2033	717,744	671,379
Small Business Administration, 2.08%, 4/01/2033	1,423,937	1,316,441
Small Business Administration, 2.45%, 6/01/2033	1,680,639	1,583,092
Small Business Administration, 3.15%, 7/01/2033	1,947,788	1,873,873
Small Business Administration, 3.16%, 8/01/2033	2,138,420	2,059,412
Small Business Administration, 3.62%, 9/01/2033	961,514	937,029
		$11,083,868
U.S. Treasury Obligations – 25.5%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$ 16,908,938
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	47,594,778
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	45,177,539
10

MFS Total Return Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.375%, 2/15/2042	$61,700,000	$ 45,236,223
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	45,685,341
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	98,157,469
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	179,785,109
U.S. Treasury Bonds, 4.5%, 2/15/2044	69,700,000	68,107,246
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,845,675
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	24,341,187
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,570,159
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,937,438
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	70,793,813
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	30,972,047
U.S. Treasury Bonds, 4.25%, 2/15/2054	161,400,000	149,452,617
U.S. Treasury Notes, 4.375%, 12/15/2026	49,000,000	49,522,539
U.S. Treasury Notes, 4%, 1/15/2027	138,100,000	138,855,234
U.S. Treasury Notes, 4.125%, 1/31/2027	26,300,000	26,504,442
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	465,000,000	468,705,469
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	65,208,140
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	94,602,110
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	39,346,328
U.S. Treasury Notes, 4.25%, 6/30/2029	119,000,000	121,612,421
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	72,485,313
U.S. Treasury Notes, 4.25%, 11/15/2034	105,500,000	106,307,734
		$2,061,715,309
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$ 14,333,257
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	18,419,863
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,406,600
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,896,824
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,941,679
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,572,437
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,653,062
		$120,223,722
Total Bonds (Identified Cost, $8,376,877,703)		$7,976,521,366
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $111,209,548)	111,208,659	$ 111,208,659
Other Assets, Less Liabilities – 0.0%		2,933,328
Net Assets – 100.0%		$8,090,663,353
11

MFS Total Return Bond Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $111,208,659 and $7,976,521,366, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,104,710,401, representing 26.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,665	$346,567,149	June – 2025	$2,551,635
U.S. Treasury Note 5 yr	Long	USD	3,232	352,919,252	June – 2025	7,192,589
U.S. Treasury Ultra Note 10 yr	Long	USD	274	31,437,219	June – 2025	568,392
						$10,312,616
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	$210,231,281	June – 2025	$(4,145,633)
At April 30, 2025, the fund had cash collateral of $130,000 and other liquid securities with an aggregate value of $17,276,422 to cover any collateral or margin obligations for forward-settling mortgage-backed securities (MBS) transactions and certain derivative contracts.
See Notes to Financial Statements
12

MFS Total Return Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $8,376,877,703)	$7,976,521,366
Investments in affiliated issuers, at value (identified cost, $111,209,548)	111,208,659
Cash	693,346
Restricted cash for forward-settling MBS	130,000
Receivables for
When-issued investments sold	11,249,659
Investments sold	18,333,446
TBA sale commitments	44,034,418
Fund shares sold	6,187,193
Interest and dividends	64,400,025
Receivable from investment adviser	102,108
Other assets	11,265
Total assets	$8,232,871,485
Liabilities
Payables for
Distributions	$2,607,632
Net daily variation margin on open futures contracts	694,637
When-issued investments purchased	11,289,485
TBA purchase commitments	110,487,243
Fund shares reacquired	15,357,612
Payable to affiliates
Administrative services fee	3,003
Shareholder servicing costs	1,384,728
Distribution and service fees	22,373
Payable for independent Trustees' compensation	2,414
Accrued expenses and other liabilities	359,005
Total liabilities	$142,208,132
Net assets	$8,090,663,353
Net assets consist of
Paid-in capital	$9,142,705,519
Total distributable earnings (loss)	(1,052,042,166)
Net assets	$8,090,663,353
Shares of beneficial interest outstanding	849,720,369
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,354,290,916	247,269,757	$9.52
Class B	905,761	94,957	9.54
Class C	26,354,902	2,764,028	9.53
Class I	1,773,594,710	186,305,676	9.52
Class R1	828,225	86,835	9.54
Class R2	12,929,280	1,357,968	9.52
Class R3	85,225,670	8,952,726	9.52
Class R4	42,499,478	4,462,186	9.52
Class R6	3,794,034,411	398,426,236	9.52
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.94 [100 / 95.75 x $9.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

MFS Total Return Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/25 Net investment income (loss)
Income
Interest	$360,261,833
Dividends from affiliated issuers	12,429,090
Other	1,001,237
Total investment income	$373,692,160
Expenses
Management fee	$31,627,805
Distribution and service fees	6,472,052
Shareholder servicing costs	4,330,592
Administrative services fee	603,090
Independent Trustees' compensation	130,138
Custodian fee	357,835
Shareholder communications	623,705
Audit and tax fees	94,028
Legal fees	39,703
Miscellaneous	438,685
Total expenses	$44,717,633
Fees paid indirectly	(18,973)
Reduction of expenses by investment adviser and distributor	(8,023,012)
Net expenses	$36,675,648
Net investment income (loss)	$337,016,512
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(54,095,376)
Affiliated issuers	29,318
Futures contracts	(11,250,257)
Net realized gain (loss)	$(65,316,315)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$323,772,057
Affiliated issuers	(1,719)
Futures contracts	33,231,241
Net unrealized gain (loss)	$357,001,579
Net realized and unrealized gain (loss)	$291,685,264
Change in net assets from operations	$628,701,776
See Notes to Financial Statements
14

MFS Total Return Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/25	4/30/24
Change in net assets
From operations
Net investment income (loss)	$337,016,512	$310,000,976
Net realized gain (loss)	(65,316,315)	(176,193,379)
Net unrealized gain (loss)	357,001,579	(116,677,655)
Change in net assets from operations	$628,701,776	$17,129,942
Total distributions to shareholders	$(350,730,784)	$(316,262,536)
Change in net assets from fund share transactions	$203,103,547	$643,704,354
Total change in net assets	$481,074,539	$344,571,760
Net assets
At beginning of period	7,609,588,814	7,265,017,054
At end of period	$8,090,663,353	$7,609,588,814
See Notes to Financial Statements
15

MFS Total Return Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.38	$0.32	$0.20	$0.24
Net realized and unrealized gain (loss)	0.36	(0.37)	(0.42)	(1.13)	0.27
Total from investment operations	$0.74	$0.01	$(0.10)	$(0.93)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.33)	$(0.21)	$(0.28)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.40)	$(0.39)	$(0.33)	$(0.35)	$(0.32)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	8.14	0.09	(0.95)	(8.46)	4.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.60	0.60	0.60	0.60	0.62
Net investment income (loss)	4.04	4.07	3.30	1.84	2.07
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$2,354,291	$2,274,215	$2,262,535	$2,426,564	$2,969,273
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
16

MFS Total Return Bond Fund
Financial Highlights - continued
Class B	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.20	$9.58	$10.01	$11.29	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.31	$0.24	$0.12	$0.15
Net realized and unrealized gain (loss)	0.36	(0.37)	(0.41)	(1.13)	0.27
Total from investment operations	$0.67	$(0.06)	$(0.17)	$(1.01)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.26)	$(0.13)	$(0.19)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.33)	$(0.32)	$(0.26)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$9.54	$9.20	$9.58	$10.01	$11.29
Total return (%) (r)(s)(t)(x)	7.33	(0.66)	(1.68)	(9.13)	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.35	1.35	1.35	1.35	1.37
Net investment income (loss)	3.30	3.31	2.52	1.09	1.35
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$906	$1,886	$3,384	$4,618	$6,865
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
17

MFS Total Return Bond Fund
Financial Highlights - continued
Class C	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.19	$9.57	$10.01	$11.28	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.23	$0.11	$0.14
Net realized and unrealized gain (loss)	0.36	(0.37)	(0.42)	(1.12)	0.26
Total from investment operations	$0.66	$(0.07)	$(0.19)	$(1.01)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.25)	$(0.12)	$(0.18)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.32)	$(0.31)	$(0.25)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$9.53	$9.19	$9.57	$10.01	$11.28
Total return (%) (r)(s)(t)(x)	7.23	(0.76)	(1.88)	(9.14)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.45	1.45	1.45	1.45	1.47
Net investment income (loss)	3.19	3.21	2.39	0.99	1.25
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$26,355	$29,563	$36,253	$56,980	$77,610
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
18

MFS Total Return Bond Fund
Financial Highlights - continued
Class I	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.39	$0.33	$0.22	$0.25
Net realized and unrealized gain (loss)	0.35	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.75	$0.02	$(0.09)	$(0.91)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.34)	$(0.23)	$(0.29)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.41)	$(0.40)	$(0.34)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	8.30	0.24	(0.80)	(8.32)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.47
Net investment income (loss)	4.18	4.21	3.43	1.99	2.22
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$1,773,595	$1,568,577	$1,361,313	$1,617,089	$1,651,206
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
19

MFS Total Return Bond Fund
Financial Highlights - continued
Class R1	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.20	$9.57	$10.01	$11.28	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.23	$0.11	$0.14
Net realized and unrealized gain (loss)	0.36	(0.36)	(0.42)	(1.12)	0.26
Total from investment operations	$0.66	$(0.06)	$(0.19)	$(1.01)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.25)	$(0.12)	$(0.18)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.32)	$(0.31)	$(0.25)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$9.54	$9.20	$9.57	$10.01	$11.28
Total return (%) (r)(s)(t)(x)	7.23	(0.65)	(1.88)	(9.14)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.45	1.45	1.45	1.45	1.47
Net investment income (loss)	3.19	3.22	2.45	0.99	1.22
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$828	$1,271	$1,279	$1,641	$1,812
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
20

MFS Total Return Bond Fund
Financial Highlights - continued
Class R2	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.35	$0.28	$0.16	$0.20
Net realized and unrealized gain (loss)	0.36	(0.38)	(0.42)	(1.13)	0.27
Total from investment operations	$0.71	$(0.03)	$(0.14)	$(0.97)	$0.47
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.35)	$(0.29)	$(0.17)	$(0.24)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.37)	$(0.35)	$(0.29)	$(0.31)	$(0.28)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	7.77	(0.27)	(1.29)	(8.79)	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.03	1.03	1.01	1.02
Expenses after expense reductions (f)	0.95	0.95	0.95	0.95	0.97
Net investment income (loss)	3.69	3.72	2.94	1.49	1.74
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$12,929	$12,556	$14,215	$16,565	$25,398
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
21

MFS Total Return Bond Fund
Financial Highlights - continued
Class R3	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.37	$0.31	$0.19	$0.23
Net realized and unrealized gain (loss)	0.36	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.73	$0.00(w)	$(0.11)	$(0.94)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.38)	$(0.32)	$(0.20)	$(0.26)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.39)	$(0.38)	$(0.32)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	8.04	(0.02)	(1.04)	(8.55)	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.70	0.70	0.70	0.70	0.72
Net investment income (loss)	3.94	3.97	3.19	1.75	1.98
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$85,226	$69,406	$68,213	$79,389	$57,652
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
22

MFS Total Return Bond Fund
Financial Highlights - continued
Class R4	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.39	$0.33	$0.22	$0.26
Net realized and unrealized gain (loss)	0.35	(0.37)	(0.42)	(1.13)	0.25
Total from investment operations	$0.75	$0.02	$(0.09)	$(0.91)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.34)	$(0.23)	$(0.29)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.41)	$(0.40)	$(0.34)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	8.30	0.24	(0.80)	(8.32)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.47
Net investment income (loss)	4.19	4.22	3.45	1.98	2.23
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$42,499	$38,952	$47,748	$50,056	$127,449
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—

See Notes to Financial Statements
23

MFS Total Return Bond Fund
Financial Highlights - continued
Class R6	Year ended
	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.40	$0.34	$0.23	$0.26
Net realized and unrealized gain (loss)	0.35	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.76	$0.03	$(0.08)	$(0.90)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.41)	$(0.35)	$(0.24)	$(0.30)
From net realized gain	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.42)	$(0.41)	$(0.35)	$(0.38)	$(0.34)
Net asset value, end of period (x)	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	8.41	0.33	(0.70)	(8.23)	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42	0.43	0.43	0.42	0.43
Expenses after expense reductions (f)	0.35	0.35	0.35	0.35	0.37
Net investment income (loss)	4.29	4.31	3.56	2.09	2.31
Portfolio turnover rate	75	76	97	185	188
Net assets at end of period (000 omitted)	$3,794,034	$3,613,162	$3,470,078	$3,359,986	$3,320,149
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	27	44	—	—	—
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

MFS Total Return Bond Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
25

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,072,799,177	$—	$2,072,799,177
Non - U.S. Sovereign Debt	—	9,254,136	—	9,254,136
Municipal Bonds	—	79,474,471	—	79,474,471
U.S. Corporate Bonds	—	2,109,103,065	—	2,109,103,065
Residential Mortgage-Backed Securities	—	1,634,097,028	—	1,634,097,028
Commercial Mortgage-Backed Securities	—	400,353,389	—	400,353,389
Asset-Backed Securities (including CDOs)	—	916,929,134	—	916,929,134
Foreign Bonds	—	754,510,966	—	754,510,966
Investment Companies	111,208,659	—	—	111,208,659
Total	$111,208,659	$7,976,521,366	$—	$8,087,730,025
Other Financial Instruments
Futures Contracts – Assets	$10,312,616	$—	$—	$10,312,616
Futures Contracts – Liabilities	(4,145,633)	—	—	(4,145,633)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
26

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$10,312,616	$(4,145,633)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(11,250,257)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$33,231,241
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
27

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if
28

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/25	Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$350,730,784	$316,262,536
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$8,512,558,154
Gross appreciation	56,971,159
Gross depreciation	(475,632,305)
Net unrealized appreciation (depreciation)	$(418,661,146)
Undistributed ordinary income	18,067,775
Capital loss carryforwards	(622,827,891)
Other temporary differences	(28,620,904)
Total distributable earnings (loss)	$(1,052,042,166)
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(202,844,260)
Long-Term	(419,983,631)
Total	$(622,827,891)
29

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/25	Year ended 4/30/24
Class A	$99,452,560	$93,459,417
Class B	45,956	91,659
Class C	949,789	1,095,555
Class I	74,506,392	60,982,122
Class R1	39,174	42,374
Class R2	501,882	494,468
Class R3	3,265,574	2,770,638
Class R4	1,796,017	1,906,787
Class R6	170,173,440	155,419,516
Total	$350,730,784	$316,262,536
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2025, this management fee reduction amounted to $2,495,383, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2025, this management fee reduction amounted to $1,086,543, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2025, this reduction amounted to $2,079,493, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $69,926 for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
30

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 5,900,710
Class B	0.75%	0.25%	1.00%	0.90%	13,394
Class C	0.75%	0.25%	1.00%	1.00%	282,763
Class R1	0.75%	0.25%	1.00%	1.00%	11,727
Class R2	0.25%	0.25%	0.50%	0.50%	64,962
Class R3	—	0.25%	0.25%	0.25%	198,496
Total Distribution and Service Fees					$6,472,052
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2025, this waiver amounted to $2,360,255 and $1,338 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended April 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
Amount
Class A	$67,205
Class B	895
Class C	3,674
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2025, the fee was $153,041, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,177,551.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.0075% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
31

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$54
8/19/2024	Redemption	Class I	3	30
8/19/2024	Redemption	Class R1	3	31
8/19/2024	Redemption	Class R2	3	29
8/19/2024	Redemption	Class R3	3	30
8/19/2024	Redemption	Class R4	3	29
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,056,932,881	$5,131,542,579
Non-U.S. Government securities	1,049,595,905	822,574,713
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	41,018,890	$390,598,957	47,926,461	$446,713,776
Class B	5,063	48,307	16,186	150,087
Class C	736,144	7,046,888	768,395	7,146,301
Class I	65,388,675	622,765,901	73,358,649	680,994,863
Class R1	27,034	258,293	29,490	275,307
Class R2	383,345	3,638,185	295,610	2,756,984
Class R3	2,665,492	25,124,472	1,722,112	16,053,693
Class R4	1,167,509	11,112,772	1,149,026	10,689,291
Class R6	69,810,530	663,654,792	77,349,777	720,656,317
	181,202,682	$1,724,248,567	202,615,706	$1,885,436,619
Shares issued to shareholders in reinvestment of distributions
Class A	10,053,505	$95,604,804	9,712,167	$90,373,190
Class B	4,800	45,688	9,524	88,752
Class C	86,623	824,673	105,892	986,567
Class I	5,715,268	54,341,607	4,912,455	45,722,558
Class R1	4,022	38,321	4,543	42,331
Class R2	52,547	499,721	52,849	491,848
Class R3	342,714	3,259,143	297,560	2,769,096
Class R4	149,711	1,424,195	141,752	1,319,025
Class R6	17,354,097	165,061,821	16,294,916	151,653,413
	33,763,287	$321,099,973	31,531,658	$293,446,780
32

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(51,532,005)	$(489,087,781)	(46,587,620)	$(433,136,904)
Class B	(120,018)	(1,144,282)	(173,948)	(1,618,241)
Class C	(1,274,155)	(12,112,686)	(1,445,668)	(13,468,926)
Class I	(55,674,848)	(528,443,001)	(49,796,134)	(463,548,761)
Class R1	(82,469)	(781,823)	(29,338)	(270,552)
Class R2	(445,649)	(4,236,017)	(467,845)	(4,360,414)
Class R3	(1,616,352)	(15,364,494)	(1,594,924)	(14,906,940)
Class R4	(1,096,612)	(10,403,516)	(2,042,373)	(19,127,337)
Class R6	(82,250,074)	(780,671,393)	(63,069,035)	(584,740,970)
	(194,092,182)	$(1,842,244,993)	(165,206,885)	$(1,535,179,045)
Net change
Class A	(459,610)	$(2,884,020)	11,051,008	$103,950,062
Class B	(110,155)	(1,050,287)	(148,238)	(1,379,402)
Class C	(451,388)	(4,241,125)	(571,381)	(5,336,058)
Class I	15,429,095	148,664,507	28,474,970	263,168,660
Class R1	(51,413)	(485,209)	4,695	47,086
Class R2	(9,757)	(98,111)	(119,386)	(1,111,582)
Class R3	1,391,854	13,019,121	424,748	3,915,849
Class R4	220,608	2,133,451	(751,595)	(7,119,021)
Class R6	4,914,553	48,045,220	30,575,658	287,568,760
	20,873,787	$203,103,547	68,940,479	$643,704,354
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 7%, 6%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, the fund’s commitment fee and interest expense were $38,990 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
33

MFS Total Return Bond Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$316,826,471	$1,764,910,169	$1,970,555,580	$29,318	$(1,719)	$111,208,659
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,429,090	$—
34

MFS Total Return Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
35

MFS Total Return Bond Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IX, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	16,907,334,964.271	564,877,606.664
John A. Caroselli	16,919,748,090.782	552,464,480.153
Maureen R. Goldfarb	16,987,867,788.742	484,344,782.193
Peter D. Jones	16,947,211,557.080	525,001,013.855
John P. Kavanaugh	16,952,477,521.647	519,735,049.288
James W. Kilman, Jr.	16,931,150,908.125	541,061,662.810
Clarence Otis, Jr.	16,921,309,024.232	550,903,546.702
Michael W. Roberge	16,956,315,372.901	515,897,198.033
Maryanne L. Roepke	16,988,422,371.536	483,790,199.398
Paula E. Smith	17,026,175,142.111	446,037,428.824
Laurie J. Thomsen	16,991,821,354.292	480,391,216.642
Darrell A. Williams	16,944,148,530.126	528,064,040.808
36

MFS Total Return Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
37

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
38

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.